UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31, 2009
Date of Fiscal Year End
February 28, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report February 28, 2009

EATON VANCE MUNICIPALS TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipals Funds as of February 28, 2009

Investment Update	2

Performance Information and Portfolio Composition
Alabama	4
Arkansas	6
Georgia	8
Kentucky	10
Louisiana	12
Maryland	14
Missouri	16
North Carolina	18
Oregon	20
South Carolina	22
Tennessee	24
Virginia	26

Fund Expenses	28

Financial Statements	35

Special Meeting of Shareholders	140

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	144

Officers and Trustees	147

Eaton Vance Municipals Funds as of February 28, 2009
INVESTMENT UPDATE
Economic and Market Conditions
The U.S. economy, as measured by gross domestic product (GDP), contracted in the fourth quarter of 2008 by a staggering 6.2%, after declining 0.3% in the third quarter, according to the U.S. Department of Commerce. In the first and second quarters, the economy grew by 0.9% and 2.8%, respectively. Most of the major GDP components contributed to the decline; however, particularly influential was a sharp downturn in consumer spending, which continued to weigh on the economy in early 2009. While high commodity prices eased since their summertime peaks, consumers continued to pare spending as they remained cautious of what increasingly became a weaker economic environment. Rising unemployment levels, at a five-year high at period end, led to constrained personal consumption and overall economic contraction. The housing market continued to weigh on the economy, with new home sales continuing to fall and existing home sales beginning to stabilize only as cautious buyers begin to see value in distressed pricing. Low home prices continued to pressure consumers and banks, causing increased bank foreclosures and more write-downs of mortgage-backed securities at commercial banks and financial institutions.
For the six months ending February 28, 2009, the capital markets experienced historic events resulting in unprecedented volatility. During September 2008, for example, the federal government took control of federally chartered mortgage giants Fannie Mae and Freddie Mac. During the same month, Lehman Brothers filed for bankruptcy protection; Bank of America announced its acquisition of Merrill Lynch; and Goldman Sachs and Morgan Stanley petitioned the Federal Reserve (Fed) to become bank holding companies, a step that brings greater regulation but also easier access to credit. These actions, in conjunction with the announcement of Bear Stearns’ acquisition by JPMorgan Chase in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector was shaken by the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government has provided $180 billion in loans to help stabilize American International Group. (AIG). Finally, Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions, a program that has continued to evolve since the bill was enacted into law.
During the six months ending February 28, 2009, the Fed lowered the federal funds rate to a range of 0.0% to 0.25% from 2.00% as of August 31, 2008. In addition to its interest-rate policy, the Fed also took extraordinary actions through a variety of innovative lending techniques in an attempt to ease the credit crisis.
Management Discussion
Relative to the Funds’ primary benchmark, the Barclays Capital Municipal Bond Index1 (the Index) — a broad-based, unmanaged index of municipal bonds — the Funds underperformed for the six months ending February 28, 2009. As a result of an active management style that focuses on income and longer call protection, the Funds generally hold longer-maturity bonds. Management believes that much of the Funds’ underperformance can be attributed to the shift of investors’ capital into shorter-maturity bonds, a result of the broader-based credit crisis that has rattled the fixed-income markets since the summer of 2007. The move to shorter-term investments was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt but later spread to the muni market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related structured products. Management has historically used Treasury futures to seek to offset interest-rate volatility associated with investing in longer-maturity municipal bonds. Investors’ flight to quality during the period pushed Treasury yields to historic lows, hurting the Funds’ performance. In addition, North Carolina Fund’s investments in tender option bonds (TOBs)2 detracted from its performance.

[1]	Formerly called Lehman Brothers Municipal Bond Index. It is not possible to invest directly in an Index.

[2]	TOBs are a form of investment leverage that create an opportunity for increased income but, at the same time, create special risks (including the likelihood of greater volatility of net asset value).
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of February 28, 2009
INVESTMENT UPDATE
In mid-December 2008, the municipal market began to rally — with longer-maturity municipals performing better than shorter-maturity bonds — as buyers returned to the market. This trend continued through the end of the period. Despite the muni market’s rebound in January and February of 2009, the ratio of yields on current coupon AAA-rated insured municipal bonds to the yield on 30-year Treasury bonds remained well above the historical norm at 133.0% as of February 28, 2009, indicating municipals continued to represent relative value when compared to their taxable counterparts.1 We believe the spike in this ratio to over 200% in December 2008, as compared with the long-term average of 85%-90%, was the result of continued dislocation in the fixed-income marketplace caused by a flight to Treasury securities, municipal bond insurance companies’ risks and the decentralized nature of the municipal marketplace. Historically, such a spike in this ratio is a rare occurrence in the muni bond market and is generally considered a signal that municipal bonds are significantly undervalued relative to taxable Treasury bonds. As more buyers return to the municipals market, we would expect this ratio of relative value to normalize further.
Against this backdrop, we continue to manage our municipal funds with the same relative value approach that we have traditionally employed — maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

[1]	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Eaton Vance Alabama Municipals Funds as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETALX	EVALX	ECALX	EIALX

Average Annual Total Returns (at net asset value)
Six Months	-3.72%	-4.04%	-4.04%	-3.63%
One Year	1.63	0.81	0.71	N.A.
Five Years	1.66	0.92	N.A.	N.A.
Ten Years	3.47	2.70	N.A.	N.A.
Life of Fund†	3.99	4.16	-0.16	1.81
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-8.34%	-8.74%	-4.98%	-3.63%
One Year	-3.19	-4.04	-0.26	N.A.
Five Years	0.68	0.59	N.A.	N.A.
Ten Years	2.97	2.70	N.A.	N.A.
Life of Fund†	3.66	4.16	-0.16	1.81

†	Inception dates: Class A: 12/7/93; Class B: 5/1/92; Class C: 3/21/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.87%	1.63%	1.62%	0.67%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.66%	3.92%	3.92%	4.85%
Taxable-Equivalent Distribution Rate[3,4]	7.55	6.35	6.35	7.85
SEC 30-day Yield[5]	4.17	3.62	3.63	4.58
Taxable-Equivalent SEC 30-day Yield[4,5]	6.75	5.86	5.88	7.42
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital
	Municipal Bond Index	Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

Six Months	-2.89%
One Year	1.72
Five Years	1.66
Ten Years	3.19
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.11% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 151, 148, 133 and 114 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Alabama Municipals Funds as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA-.

AAA	26.1%
AA	28.7%
A	33.8%
BBB	7.3%
B	0.7%
CCC	1.0%
Not Rated	2.4%
Fund Statistics2

• Number of Issues:	53
• Average Maturity:	20.6 years
• Average Effective Maturity:	15.9 years
• Average Call Protection:	72 years
• Average Dollar Price:	$92.16
• TOB Leverage[3]	25%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Arkansas Municipals Funds as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETARX	EVARX	ECARX

Average Annual Total Returns (at net asset value)
Six Months	-7.00%	-7.32%	-7.32%
One Year	-2.02	-2.74	-2.64
Five Years	0.51	-0.22	N.A.
Ten Years	3.01	2.25	N.A.
Life of Fund†	3.70	3.68	-2.10
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.44%	-11.86%	-8.23%
One Year	-6.63	-7.41	-3.58
Five Years	-0.46	-0.55	N.A.
Ten Years	2.51	2.25	N.A.
Life of Fund†	3.37	3.68	-2.10

†	Inception dates: Class A: 2/9/94; Class B: 10/2/92; Class C: 4/28/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.90%	1.64%	1.66%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	5.04%	4.30%	4.30%
Taxable-Equivalent Distribution Rate[3,4]	8.34	7.11	7.11
SEC 30-day Yield[5]	4.11	3.55	3.55
Taxable-Equivalent SEC 30-day Yield[4,5]	6.80	5.87	5.87
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Municipal
	Municipal Bond Index	Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

Six Months	-2.89%
One Year	1.72
Five Years	1.66
Ten Years	3.19
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.14% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 151, 148, 133 and 114 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Arkansas Municipals Funds as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by spe cial purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is A+.

AAA	19.0%
AA	31.2%
A	27.9%
BBB	18.2%
BB	0.6%
B	0.8%
CCC	0.9%
Not Rated	1.4%
Fund Statistics2

• Number of Issues:	79
• Average Maturity:	19.7	years
• Average Effective Maturity:	17.5	years
• Average Call Protection:	8.4	years
• Average Dollar Price:	$90.44
• TOB Leverage[3]:	1.5%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Georgia Municipals Fund as of February 28, 2009
PERFORMANCE IN FORMATION
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETGAX	EVGAX	ECGAX	EIGAX

Average Annual Total Returns (at net asset value)
Six Months	-6.22%	-6.59%	-6.49%	-6.11%
One Year	-0.31	-1.02	-0.91	N.A.
Five Years	0.61	-0.13	N.A.	N.A.
Ten Years	2.98	2.22	N.A.	N.A.
Life of Fund†	3.49	3.63	-1.75	0.11
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.72%	-11.16%	-7.40%	-6.11%
One Year	-5.06	-5.77	-1.86	N.A.
Five Years	-0.38	-0.46	N.A.	N.A.
Ten Years	2.48	2.22	N.A.	N.A.
Life of Fund†	3.16	3.63	-1.75	0.11

†	Inception dates: Class A: 12/7/93; Class B: 12/23/91; Class C: 4/25/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.98%	1.73%	1.74%	0.79%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.96%	4.22%	4.22%	5.16%
Taxable-Equivalent Distribution Rate[3,4]	8.12	6.91	6.91	8.45
SEC 30-day Yield[5]	4.56	4.04	4.04	4.99
Taxable-Equivalent SEC 30-day Yield[4,5]	7.46	6.61	6.61	8.17
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Georgia Municipal Debt Funds Classification
Six Months	-2.36%
One Year	2.37
Five Years	1.61
Ten Years	3.31
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.21% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
[6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 22, 21, 19 and 16 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Georgia Municipals Fund as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*
By total investments

*	The rating distribution presented above includes the ratings of securities held by spe cial purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA-.

AAA	28.3%
AA	43.4%
A	19.8%
BBB	5.7%
BB	0.4%
B	0.7%
CCC	0.7%
Not Rated	1.0%
Fund Statistics2

• Number of Issues:	79
• Average Maturity:	22.2	years
• Average Effective Maturity:	19.1	years
• Average Call Protection:	9.6	years
• Average Dollar Price:	$93.91
• TOB Leverage[3]	9.2%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Kentucky Municipals Fund as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETKYX	EVKYX	ECKYX

Average Annual Total Returns (at net asset value)
Six Months	-4.31%	-4.74%	-4.74%
One Year	0.07	-0.74	-0.74
Five Years	1.04	0.29	N.A.
Ten Years	2.79	2.05	N.A.
Life of Fund†	3.50	3.66	-0.96
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-8.86%	-9.41%	-5.67%
One Year	-4.68	-5.51	-1.69
Five Years	0.06	-0.04	N.A.
Ten Years	2.29	2.05	N.A.
Life of Fund†	3.17	3.66	-0.96

†	Inception dates: Class A: 12/7/93; Class B: 12/23/91; Class C: 3/23/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.80%	1.55%	1.55%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.81%	4.08%	4.08%
Taxable-Equivalent Distribution Rate[3,4]	7.87	6.68	6.68
SEC 30-day Yield[5]	4.20	3.65	3.66
Taxable-Equivalent SEC 30-day Yield[4,5]	6.87	5.97	5.99
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index
Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification
Six Months	-2.89%
One Year	1.72
Five Years	1.66
Ten Years	3.19

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.03% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 151, 148, 133 and 114 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Kentucky Municipals Fund as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.
Fund Statistics

• Number of Issues:	50
• Average Maturity:	18.2	years
• Average Effective Maturity:	15.3	years
• Average Call Protection:	7.0	years
• Average Dollar Price:	$86.59

Eaton Vance Louisiana Municipals Fund as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Robert B. MacIntosh, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETLAX	EVLAX	ELACX

Average Annual Total Returns (at net asset value)
Six Months	-7.49%	-7.86%	-7.85%
One Year	-2.66	-3.48	-3.38
Five Years	0.81	0.07	N.A.
Ten Years	3.02	2.24	N.A.
Life of Fund†	3.74	3.69	-8.26
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.91%	-12.36%	-8.75%
One Year	-7.24	-8.11	-4.30
Five Years	-0.16	-0.26	N.A.
Ten Years	2.52	2.24	N.A.
Life of Fund†	3.41	3.69	-8.26

†	Inception dates: Class A: 2/14/94; Class B: 10/2/92; Class C: 12/4/07

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.87%	1.62%	1.62%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	5.19%	4.47%	4.46%
Taxable-Equivalent Distribution Rate[3,4]	8.49	7.32	7.30
SEC 30-day Yield[5]	4.82	4.31	4.35
Taxable-Equivalent SEC 30-day Yield[4,5]	7.89	7.05	7.12
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

Six Months	-2.89%
One Year	1.72
Five Years	1.66
Ten Years	3.19
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.15% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 151, 148, 133 and 114 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Louisiana Municipals Fund as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*Yield1
By total investments

*	The rating distribution presented above includes the ratings of securities held by spe cial purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA-.

AAA	42.9%
AA	8.6%
A	33.8%
BBB	12.7%
Not Rated	2.0%
Fund Statistics2

• Number of Issues:	52
• Average Maturity:	23.6	years
• Average Effective Maturity:	21.5	years
• Average Call Protection:	7.7	years
• Average Dollar Price:	$86.09
• TOB Leverage[3]:	0.8%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Maryland Municipals Fund as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETMDX	EVMYX	ECMDX	EIMDX

Average Annual Total Returns (at net asset value)
Six Months	-7.60%	-7.87%	-7.96%	-7.50%
One Year	-2.11	-2.86	-2.86	N.A.
Five Years	0.58	-0.15	N.A.	N.A.
Ten Years	2.65	1.88	N.A.	N.A.
Life of Fund†	3.40	3.60	-2.05	-1.94
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.95%	-12.37%	-8.86%	-7.50%
One Year	-6.77	-7.52	-3.79	N.A.
Five Years	-0.40	-0.48	N.A.	N.A.
Ten Years	2.15	1.88	N.A.	N.A.
Life of Fund†	3.07	3.60	-2.05	-1.94

†	Inception dates: Class A: 12/10/93; Class B: 2/3/92; Class C: 5/2/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.00%	1.75%	1.76%	0.81%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.22%	4.47%	4.47%	5.43%
Taxable-Equivalent Distribution Rate[3,4]	8.57	7.34	7.34	8.91
SEC 30-day Yield[5]	4.37	3.83	3.82	4.79
Taxable-Equivalent SEC 30-day Yield[4,5]	7.17	6.28	6.27	7.86
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Maryland Municipal Debt Funds Classification

Six Months	-4.29%
One Year	-0.41
Five Years	1.55
Ten Years	3.21
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.23% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 36, 33, 28 and 21 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Maryland Municipals Fund as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*Yield1
By total investments

*	The rating distribution presented above includes the ratings of securities held by spe cial purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA-.

AAA	24.7%
AA	29.5%
A	30.4%
BBB	9.9%
Not Rated	5.5%
Fund Statistics2

• Number of Issues:	76
• Average Maturity:	22.9 years
• Average Effective Maturity:	19.1 years
• Average Call Protection:	8.5 years
• Average Dollar Price:	$92.29
• TOB Leverage[3]	3.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Missouri Municipals Fund as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Cynthia J. Clemson

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETMOX	EVMOX	ECMOX

Average Annual Total Returns (at net asset value)
Six Months	-5.65%	-6.14%	-6.05%
One Year	0.10	-0.78	-0.67
Five Years	1.09	0.35	N.A.
Ten Years	3.22	2.43	N.A.
Life of Fund†	3.99	4.21	-1.57

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.15%	-10.74%	-6.97%
One Year	-4.65	-5.55	-1.63
Five Years	0.12	0.02	N.A.
Ten Years	2.72	2.43	N.A.
Life of Fund†	3.65	4.21	-1.57

†	Inception dates: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06

Total Annual Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.84%	1.59%	1.60%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.70%	3.97%	3.97%
Taxable-Equivalent Distribution Rate[3,4]	7.69	6.50	6.50
SEC 30-day Yield[5]	4.07	3.52	3.51
Taxable-Equivalent SEC 30-day Yield[4,5]	6.66	5.76	5.74
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Missouri Municipal Debt Funds Classification
Six Months	-3.56%
One Year	1.15
Five Years	1.48
Ten Years	3.29
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.08% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Missouri Municipal Debt Funds Classification contained 16, 16, 14 and 12 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Missouri Municipals Fund as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by spe cial purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA.

AAA	31.8%
AA	40.7%
A	15.6%
BBB	7.7%
B	1.0%
Not Rated	3.2%
Fund Statistics2

• Number of Issues:	92
• Average Maturity:	19.4 years
• Average Effective Maturity:	16.2 years
• Average Call Protection:	8.7 years
• Average Dollar Price:	$90.58
• TOB Leverage[3]:	1.0%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance North Carolina Municipals Fund as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Thomas M. Metzold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETNCX	EVNCX	ECNCX	EINCX

Average Annual Total Returns (at net asset value)
Six Months	-4.83%	-5.13%	-5.13%	-4.60%
One Year	0.28	-0.43	-0.43	N.A.
Five Years	1.05	0.32	N.A.	N.A.
Ten Years	2.92	2.16	N.A.	N.A.
Life of Fund†	3.56	3.73	-0.51	0.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-9.35%	-9.78%	-6.06%	-4.60%
One Year	-4.52	-5.22	-1.39	N.A.
Five Years	0.08	-0.01	N.A.	N.A.
Ten Years	2.42	2.16	N.A.	N.A.
Life of Fund†	3.23	3.73	-0.51	0.70

†	Inception dates: Class A: 12/7/93; Class B: 10/23/91; Class C: 5/2/06; Class I: 3/3/08

Total Annual Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.07%	1.82%	1.82%	0.87%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.84%	4.10%	4.10%	5.04%
Taxable-Equivalent Distribution Rate[3,4]	8.07	6.84	6.84	8.41
SEC 30-day Yield[5]	4.61	4.08	4.10	5.04
Taxable-Equivalent SEC 30-day Yield[4,5]	7.69	6.80	6.84	8.41
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper North Carolina Municipal Debt Funds Classification
Six Months	-3.85%
One Year	0.27
Five Years	1.78
Ten Years	3.32
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.29% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 40.04% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 29, 28, 23 and 20 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance North Carolina Municipals Fund as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA.

AAA	35.2%
AA	41.9%
A	15.1%
BBB	5.1%
Not Rated	2.7%
Fund Statistics2

• Number of Issues:	79
• Average Maturity:	21.7 years
• Average Effective Maturity:	17.2 years
• Average Call Protection:	8.8 years
• Average Dollar Price:	$91.52
• TOB Leverage[3]:	12.2%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of TOBs purchased in secondary market transactions.

Eaton Vance Oregon Municipals Fund as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Thomas M. Metzold, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETORX	EVORX	ECORX

Average Annual Total Returns (at net asset value)
Six Months	-7.42%	-7.79%	-7.78%
One Year	-1.80	-2.47	-2.46
Five Years	0.30	-0.42	N.A.
Ten Years	2.76	1.98	N.A.
Life of Fund†	3.43	3.69	-2.39
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.77%	-12.30%	-8.68%
One Year	-6.47	-7.14	-3.40
Five Years	-0.67	-0.75	N.A.
Ten Years	2.26	1.98	N.A.
Life of Fund†	3.10	3.69	-2.39

†	Inception dates: Class A: 12/28/93; Class B: 12/24/91; Class C: 3/2/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.98%	1.73%	1.74%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	5.17%	4.42%	4.43%
Taxable-Equivalent Distribution Rate[3,4]	8.74	7.47	7.49
SEC 30-day Yield[5]	4.86	4.34	4.35
Taxable-Equivalent SEC 30-day Yield[4,5]	8.22	7.34	7.35
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages 7(Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

Six Months	-2.89%
One Year	1.72
Five Years	1.66
Ten Years	3.19

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.22% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 40.85% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 151, 148, 133 and 114 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Oregon Municipals Fund as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA-.

AAA	13.0%
AA	60.0%
A	12.6%
BBB	5.4%
B	2.4%
CCC	0.6%
Not Rated	6.0%
Fund Statistics2

• Number of Issues:	85
• Average Maturity:	22.4 years
• Average Effective Maturity:	19.7 years
• Average Call Protection:	10.5 years
• Average Dollar Price:	$84.15
• TOB Leverage[3]:	4.9%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance South Carolina Municipals Fund as of February 28, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Thomas M. Metzold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EASCX	EVSCX	ECSCX	EISCX

Average Annual Total Returns (at net asset value)
Six Months	-7.16%	-7.42%	-7.51%	-6.95%
One Year	0.44	-0.33	-0.45	N.A.
Five Years	0.78	0.08	N.A.	N.A.
Ten Years	3.02	2.25	N.A.	N.A.
Life of Fund†	3.68	3.63	-2.10	0.74
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.53%	-11.94%	-8.42%	-6.95%
One Year	-4.34	-5.12	-1.40	N.A.
Five Years	-0.20	-0.26	N.A.	N.A.
Ten Years	2.51	2.25	N.A.	N.A.
Life of Fund†	3.34	3.63	-2.10	0.74

†	Inception dates: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.99%	1.74%	1.74%	0.77%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.05%	4.30%	4.30%	5.25%
Taxable-Equivalent Distribution Rate[3,4]	8.35	7.11	7.11	8.68
SEC 30-day Yield[5]	4.68	4.16	4.16	5.12
Taxable-Equivalent SEC 30-day Yield[4,5]	7.74	6.88	6.88	8.47
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

Six Months	-2.89%
One Year	1.72
Five Years	1.66
Ten Years	3.19

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.22% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 151, 148, 133 and 114 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance South Carolina Municipals Fund as of February 28, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA-.

AAA	26.4%
BBB	16.2%
AA	20.4%
CCC	0.1%
A	36.9%
Fund Statistics2

• Number of Issues:	74
• Average Maturity:	22.0	years
• Average Effective Maturity:	21.3	years
• Average Call Protection:	10.4	years
• Average Dollar Price:	$87.76
• TOB Leverage[3]	5.9%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of TOBs purchased in secondary market transactions.

Eaton Vance Tennessee Municipals Fund as of February 28 , 2009
PERFORMANCE INFORMATION
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETTNX	EVTNX	ECTNX

Average Annual Total Returns (at net asset value)
Six Months	-8.35%	-8.66%	-8.76%
One Year	-3.40	-4.05	-4.06
Five Years	0.03	-0.70	N.A.
Ten Years	2.74	1.99	N.A.
Life of Fund†	3.53	3.66	-2.62

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-12.67%	-13.13%	-9.65%
One Year	-7.99	-8.66	-4.98
Five Years	-0.95	-1.03	N.A.
Ten Years	2.24	1.99	N.A.
Life of Fund†	3.20	3.66	-2.62

†	Inception dates: Class A: 12/9/93; Class B: 8/25/92; Class C: 5/2/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.83%	1.58%	1.59%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	5.08%	4.31%	4.32%
Taxable-Equivalent Distribution Rate[3,4]	8.31	7.05	7.07
SEC 30-day Yield[5]	4.14	3.60	3.60
Taxable-Equivalent SEC 30-day Yield[4,5]	6.78	5.89	5.89
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification
Six Months	-2.89%
One Year	1.72
Five Years	1.66
Ten Years	3.19

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.09% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 151, 148, 133 and 114 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Tennessee Municipals Fund as of February 28 , 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA.

AAA	25.7%
AA	41.7%
A	23.8%
BBB	6.8%
CC	0.2%
Not Rated	1.8%
Fund Statistics2

• Number of Issues:	69
• Average Maturity:	19.1	years
• Average Effective Maturity:	15.5	years
• Average Call Protection:	8.0	years
• Average Dollar Price:	$92.06
• TOB Leverage[3]:	0.5%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Virginia Municipals Fund as of February 28 , 2009
PERFORMANCE INFORMATION
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETVAX	EVVAX	ECVAX	EIVAX

Average Annual Total Returns (at net asset value)
Six Months	-9.73%	-10.06%	-10.05%	-9.60%
One Year	-4.84	-5.53	-5.42	N.A.
Five Years	-0.61	-1.33	N.A.	N.A.
Ten Years	2.25	1.49	N.A.	N.A.
Life of Fund†	3.16	3.56	-3.73	-4.42

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-13.99%	-14.46%	-10.93%	-9.60%
One Year	-9.35	-10.05	-6.33	N.A.
Five Years	-1.57	-1.66	N.A.	N.A.
Ten Years	1.76	1.49	N.A.	N.A.
Life of Fund†	2.83	3.56	-3.73	-4.42

†	Inception dates: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.15%	1.90%	1.90%	1.00%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.39%	4.63%	4.62%	5.58%
Taxable-Equivalent Distribution Rate[3,4]	8.80	7.56	7.54	9.11
SEC 30-day Yield[5]	4.77	4.25	4.28	5.21
Taxable-Equivalent SEC 30-day Yield[4,5]	7.79	6.94	6.99	8.50
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Municipal
	Municipal Bond Index	Bond Long 22+ Index

Six Months	0.05%	-6.37%
One Year	5.18	-0.61
Five Years	3.13	1.78
Ten Years	4.61	4.04
Lipper Averages7(Average Annual Total Returns)

Lipper Virginia Municipal Debt Funds Classification
Six Months	-4.46%
One Year	-0.57
Five Years	1.78
Ten Years	3.35
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

[2]	Source: Prospectus dated 1/1/09. Includes interest expense of 0.37% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 33, 31, 27 and 23 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Virginia Municipals Fund as of February 28 , 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by spe cial purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/28/09, is as follows, and the average rating is AA.

AAA	19.9%
AA	55.3%
A	13.8%
BBB	7.9%
Not Rated	3.1%
Fund Statistics2

• Number of Issues:	70
• Average Maturity:	22.9	years
• Average Effective Maturity:	20.9	years
• Average Call Protection:	9.5	years
• Average Dollar Price:	$93.63
• TOB Leverage[3]:	6.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 2/28/09 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of TOBs purchased in secondary market transactions.

Eaton Vance Municipals Funds as of February 28, 2009

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 – February 28, 2009).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$962.80	$4.23
Class B	$1,000.00	$959.60	$7.87
Class C	$1,000.00	$959.60	$7.87
Class I	$1,000.00	$963.70	$3.26

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.36
Class B	$1,000.00	$1,016.80	$8.10
Class C	$1,000.00	$1,016.80	$8.10
Class I	$1,000.00	$1,021.50	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares and 0.67% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Municipals Funds as of February 28, 2009

FUND EXPENSES CONT’D

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$930.00	$4.12
Class B	$1,000.00	$926.80	$7.69
Class C	$1,000.00	$926.80	$7.69

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.31
Class B	$1,000.00	$1,016.80	$8.05
Class C	$1,000.00	$1,016.80	$8.05

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares and 1.61% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$937.80	$5.33
Class B	$1,000.00	$934.10	$8.87
Class C	$1,000.00	$935.10	$8.92
Class I	$1,000.00	$938.90	$4.37

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.56
Class B	$1,000.00	$1,015.60	$9.25
Class C	$1,000.00	$1,015.60	$9.30
Class I	$1,000.00	$1,020.30	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% for Class A shares, 1.85% for Class B shares, 1.86% for Class C shares and 0.91% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Municipals Funds as of February 28, 2009

FUND EXPENSES CONT’D

Eaton Vance Kentucky Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$956.90	$3.74
Class B	$1,000.00	$952.60	$7.36
Class C	$1,000.00	$952.60	$7.36

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86
Class B	$1,000.00	$1,017.30	$7.60
Class C	$1,000.00	$1,017.30	$7.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares and 1.52% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$925.10	$3.82
Class B	$1,000.00	$921.40	$7.38
Class C	$1,000.00	$921.50	$7.29

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01
Class B	$1,000.00	$1,017.10	$7.75
Class C	$1,000.00	$1,017.20	$7.65

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Municipals Funds as of February 28, 2009

FUND EXPENSES CONT’D

Eaton Vance Maryland Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$924.00	$4.91
Class B	$1,000.00	$921.30	$8.48
Class C	$1,000.00	$920.40	$8.48
Class I	$1,000.00	$925.00	$3.87

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.16
Class B	$1,000.00	$1,016.00	$8.90
Class C	$1,000.00	$1,016.00	$8.90
Class I	$1,000.00	$1,020.80	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares and 0.81% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$943.50	$4.29
Class B	$1,000.00	$938.60	$7.88
Class C	$1,000.00	$939.50	$7.89

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.46
Class B	$1,000.00	$1,016.70	$8.20
Class C	$1,000.00	$1,016.70	$8.20

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Class A shares, 1.64% for Class B shares and 1.64% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Municipals Funds as of February 28, 2009

FUND EXPENSES CONT’D

Eaton Vance North Carolina Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$951.70	$4.69
Class B	$1,000.00	$948.70	$8.31
Class C	$1,000.00	$948.70	$8.31
Class I	$1,000.00	$954.00	$3.73

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.86
Class B	$1,000.00	$1,016.30	$8.60
Class C	$1,000.00	$1,016.30	$8.60
Class I	$1,000.00	$1,021.00	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% for Class A shares, 1.72% for Class B shares, 1.72% for Class C shares and 0.77% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$925.80	$4.87
Class B	$1,000.00	$922.10	$8.44
Class C	$1,000.00	$922.20	$8.44

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.11
Class B	$1,000.00	$1,016.00	$8.85
Class C	$1,000.00	$1,016.00	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% for Class A shares, 1.77% for Class B shares and 1.77% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Municipals Funds as of February 28, 2009

FUND EXPENSES CONT’D

Eaton Vance South Carolina Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$928.40	$4.69
Class B	$1,000.00	$925.80	$8.31
Class C	$1,000.00	$924.90	$8.30
Class I	$1,000.00	$930.50	$3.78

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91
Class B	$1,000.00	$1,016.20	$8.70
Class C	$1,000.00	$1,016.20	$8.70
Class I	$1,000.00	$1,020.90	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% for Class A shares, 1.74% for Class B shares, 1.74% for Class C shares and 0.79% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$916.50	$3.94
Class B	$1,000.00	$913.40	$7.50
Class C	$1,000.00	$912.40	$7.49

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.16
Class B	$1,000.00	$1,017.00	$7.90
Class C	$1,000.00	$1,017.00	$7.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares and 1.58% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Municipals Funds as of February 28, 2009

FUND EXPENSES CONT’D

Eaton Vance Virginia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$902.70	$4.81
Class B	$1,000.00	$899.40	$8.34
Class C	$1,000.00	$899.50	$8.34
Class I	$1,000.00	$904.00	$3.87

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.11
Class B	$1,000.00	$1,016.00	$8.85
Class C	$1,000.00	$1,016.00	$8.85
Class I	$1,000.00	$1,020.70	$4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and 0.82% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008.

Eaton Vance Alabama Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.0%

$1,500	University of Alabama, 5.00%, 7/1/34	$1,501,005

		$1,501,005

Electric Utilities — 1.7%

$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$845,340

		$845,340

Escrowed / Prerefunded — 2.7%

$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,371,800

		$1,371,800

General Obligations — 4.3%

$1,000	City of Auburn, 5.25%, 12/1/27	$1,037,830
1,125	Huntsville, 5.25%, 5/1/31	1,140,683

		$2,178,513

Hospital — 9.7%

$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,613,076
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	389,608
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	713,055
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	356,056
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	853,870
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,009,100

		$4,934,765

Industrial Development Revenue — 4.1%

$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$335,472
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	718,990
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	477,412
1,180	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	526,233

		$2,058,107

Insured-Education — 12.4%

$500	Alabama State University, (AGC), 4.75%, 5/1/33	$477,145
1,885	Alabama State University, (XLCA), 4.625%, 8/1/36	1,682,080
1,250	Auburn University, (FSA), 5.00%, 6/1/38	1,236,637
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,132,866
2,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	1,775,250

		$6,303,978

Insured-Electric Utilities — 2.6%

$400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (MBIA), 5.25%, 7/1/24(2)	$420,696
1,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	885,100

		$1,305,796

Insured-Escrowed / Prerefunded — 15.3%

$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,820,425
555	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	621,644
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	498,436
550	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	616,044
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	504,036
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,372,892
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	360,370

		$7,793,847

Insured-General Obligations — 9.6%

$2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	$1,924,920
1,000	Homewood, (FSA), 4.25%, 9/1/31	877,360
500	Mobile, (AMBAC), 5.00%, 2/15/30	498,705
1,000	Pell City, (XLCA), 5.00%, 2/1/24	991,660
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	592,859

		$4,885,504

Insured-Hospital — 5.7%

$2,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	$1,630,160
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,255,515

		$2,885,675

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation — 7.8%

$1,000	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$967,050
1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	1,114,412
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	496,040
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	840,863
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	559,203

		$3,977,568

Insured-Special Tax Revenue — 5.6%

$2,800	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$1,911,476
1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	944,821

		$2,856,297

Insured-Transportation — 3.3%

$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$646,870
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,052,197

		$1,699,067

Insured-Utilities — 1.9%

$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$945,500

		$945,500

Insured-Water and Sewer — 8.1%

$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$1,941,616
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	221,827
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35(3)	728,240
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	190,156
1,240	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,042,654

		$4,124,493

Lease Revenue / Certificates of Participation — 1.0%

$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$499,990

		$499,990

Special Tax Revenue — 1.3%

$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$676,439

		$676,439

Total Tax-Exempt Investments — 100.1%
(identified cost $53,688,941)		$50,843,684

Other Assets, Less Liabilities — (0.1)%		$(27,820)

Net Assets — 100.0%		$50,815,864

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 14.4% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 72.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 25.9% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 0.4%

$250	University of Arkansas, 5.00%, 12/1/29	$250,460

		$250,460

Electric Utilities — 1.2%

$750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$679,763

		$679,763

Escrowed / Prerefunded — 2.3%

$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$528,590
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	766,995

		$1,295,585

General Obligations — 8.9%

$750	Arkansas, 4.75%, 6/1/29	$759,150
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,388,100
750	Benton, School District No. 8, 4.80%, 2/1/38	713,955
1,000	Benton, School District No. 8, 4.85%, 2/1/40	950,830
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	276,909

		$5,088,944

Hospital — 3.3%

$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$716,960
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	913,520
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	250,820

		$1,881,300

Housing — 5.3%

$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24(1)	$421,271
1,310	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,125,460
890	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	808,085
110	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	104,533
235	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	212,165
400	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	362,748

		$3,034,262

Industrial Development Revenue — 7.0%

$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$316,384
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,215,520
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	464,055
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	203,892
1,150	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	512,854
475	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	288,558

		$4,001,263

Insured-Education — 15.3%

$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$894,840
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	972,080
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,126,762
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	1,819,682
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	980,820
500	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	493,120
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	516,545
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	982,540
1,000	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	984,290

		$8,770,679

Insured-Electric Utilities — 4.3%

$110	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$113,731
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,126,570

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

650	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	588,803
755	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	668,250

		$2,497,354

Insured-Escrowed / Prerefunded — 1.7%

$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11(2)	$570,635
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	427,913

		$998,548

Insured-General Obligations — 2.3%

$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$362,935
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	500,340
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	452,875

		$1,316,150

Insured-Health-Miscellaneous — 1.4%

$295	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$295,611
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	525,410

		$821,021

Insured-Hospital — 7.2%

$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,062,685
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,368,900
1,565	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,375,103
335	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	335,781

		$4,142,469

Insured-Lease Revenue / Certificates of Participation — 3.6%

$1,000	Arkansas Development Finance Authority, Single Family Mortgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$1,004,510
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,092,030

		$2,096,540

Insured-Other Revenue — 5.0%

$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$447,130
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	388,595
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	704,725
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	840,671
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	500,485

		$2,881,606

Insured-Special Tax Revenue — 5.4%

$510	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$463,763
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	908,570
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	77,620
5,790	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	229,863
1,070	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	96,321
7,500	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	628,350
1,695	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	131,702
600	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	583,086

		$3,119,275

Insured-Transportation — 2.0%

$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	$1,161,858

		$1,161,858

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Utilities — 2.3%

$1,435	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,351,282

		$1,351,282

Insured-Water and Sewer — 9.9%

$515	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$493,195
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	471,775
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	506,570
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,161,099
1,000	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	944,970
450	Little Rock, Sewer Revenue, (FSA), 5.00%, 6/1/31	447,574
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/32	742,785
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	948,130

		$5,716,098

Other Revenue — 0.2%

$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$96,860

		$96,860

Special Tax Revenue — 5.3%

$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,341,120
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	680,615

		$3,021,735

Transportation — 0.7%

$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$415,805

		$415,805

Water and Sewer — 2.3%

$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	$1,005,380

$250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$290,307

		$1,295,687

Total Tax-Exempt Investments — 97.3%
(identified cost $61,428,757)		$55,934,544

Other Assets, Less Liabilities — 2.7%		$1,566,887

Net Assets — 100.0%		$57,501,431

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative

AMT - Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MBIA - MBIA Insurance Corp. of Illinois

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 15.1% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 62.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 32.3% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 11.0%

$2,000	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$1,808,520
1,000	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	880,770
1,000	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	869,090
1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,502,505
1,505	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,511,773
1,995	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	2,003,997

		$8,576,655

Electric Utilities — 1.7%

$1,000	Burke County, Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$907,000
450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	407,858

		$1,314,858

Escrowed / Prerefunded — 2.7%

$800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$933,712
1,000	Puerto Rico Aqueduct and Sewer Authority, Escrowed to Maturity, 6.25%, 7/1/12	1,147,470

		$2,081,182

General Obligations — 11.0%

$160	Alpharetta, 6.50%, 5/1/10	$165,691
2,000	Georgia, 1.00%, 3/1/26(2)	1,116,620
500	Georgia, 2.00%, 12/1/23	369,000
500	Georgia, 2.00%, 8/1/27	326,740
6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	6,103,530
500	Lagrange-Troup County, Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	451,980

		$8,533,561

Hospital — 1.3%

$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$321,070
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	653,378

		$974,448

Housing — 5.1%

$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$844,450
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	868,440
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,797,980
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	446,580

		$3,957,450

Industrial Development Revenue — 8.9%

$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$1,793,560
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	578,732
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,006,400
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	761,570
750	Effingham County, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	511,568
1,250	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	557,450
1,000	Savannah, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	714,270
825	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	826,122
225	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	136,685

		$6,886,357

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 5.8%

$950	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$910,509
1,000	Fulton County, Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	874,150
970	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	953,112
1,975	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	1,783,958

		$4,521,729

Insured-Electric Utilities — 7.7%

$480	Georgia Municipal Electric Power Authority, (MBIA), 0.00%, 1/1/12	$392,856
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,282,031
390	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	353,282
455	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	402,720
750	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	661,545
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	913,560

		$6,005,994

Insured-Escrowed / Prerefunded — 0.0%

$10	Georgia Municipal Electric Power Authority, (MBIA), Escrowed to various sinking fund dates through 1/1/12, 0.00%, 1/1/12	$8,840

		$8,840

Insured-General Obligations — 1.4%

$660	Fayette County, School District, (FSA), 4.95%, 3/1/25	$613,648
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	452,875

		$1,066,523

Insured-Hospital — 2.7%

$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 5.00%, 1/1/32	$1,080,710
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,011,810

		$2,092,520

Insured-Housing — 0.4%

$380	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$338,390

		$338,390

Insured-Lease Revenue / Certificates of Participation — 5.1%

$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$972,620
991	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	970,110
1,000	Georgia Municipal Association, Inc, Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,001,860
1,000	Georgia State University Higher Education Facilities Authority (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,015,460

		$3,960,050

Insured-Other Revenue — 1.0%

$800	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$765,104

		$765,104

Insured-Special Tax Revenue — 3.3%

$1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$941,540
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	566,440
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,090,284

		$2,598,264

Insured-Transportation — 7.9%

$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$762,109
500	Atlanta, Airport Revenue, (FGIC), (AMT), 5.625%, 1/1/25	473,620
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,179,270
1,600	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	1,605,320
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,723,423
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	427,575

		$6,171,317

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 20.5%

$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$988,805
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	1,949,040
495	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	413,869
2,100	Columbus, Water and Sewer, (FSA), 5.00%, 5/1/30	2,107,392
1,135	Coweta County, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,194,145
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,062,830
3,000	Douglasville-Douglas County, Water and Sewer Authority, (MBIA), 5.00%, 6/1/37	2,950,710
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,100,190
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,060,330
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,128,442
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/33	982,160
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/38	974,590

		$15,912,503

Other Revenue — 1.0%

$1,000	Main Street National Gas Inc., 5.00%, 3/15/22	$754,220

		$754,220

Special Tax Revenue — 2.2%

$2,020	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,686,922

		$1,686,922

Transportation — 0.2%

$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$146,830

		$146,830

Water and Sewer — 4.5%

$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,033,710
500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	499,280
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	1,981,900

		$3,514,890

Total Tax-Exempt Investments — 105.4%
(identified cost $87,366,895)		$81,868,607

Other Assets, Less Liabilities — (5.4)%		$(4,160,951)

Net Assets — 100.0%		$77,707,656

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 13.4% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 53.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 22.7% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.1%

$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,043,622

		$1,043,622

Escrowed / Prerefunded — 3.3%

$2,250	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series O, 0.00%, 7/1/17	$1,668,848

		$1,668,848

General Obligations — 3.0%

$1,465	Bowling Green, 5.30%, 6/1/19	$1,539,656

		$1,539,656

Hospital — 2.3%

$500	Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	$501,950
1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	670,680

		$1,172,630

Housing — 6.4%

$490	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$424,178
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38(1)	1,892,640
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00%, 6/1/35	950,940

		$3,267,758

Industrial Development Revenue — 3.0%

$695	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$422,205
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,108,635

		$1,530,840

Insured-Education — 4.0%

$2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	$2,044,340

		$2,044,340

Insured-Electric Utilities — 13.3%

$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$840,860
1,000	Kentucky Municipal Power Agency, (MBIA), 5.25%, 9/1/27	978,000
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37	1,801,240
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,105,760
1,200	Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200,864
400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (MBIA), 5.25%, 7/1/24(2)	420,696
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	401,225

		$6,748,645

Insured-Escrowed / Prerefunded — 2.1%

$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,087,260

		$1,087,260

Insured-General Obligations — 3.1%

$600	Puerto Rico, (MBIA), 5.50%, 7/1/20	$566,094
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	994,750

		$1,560,844

Insured-Hospital — 5.2%

$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$746,751
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	1,895,103

		$2,641,854

Insured-Industrial Development Revenue — 0.4%

$250	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$216,543

		$216,543

Insured-Lease Revenue / Certificates of Participation — 14.2%

$1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	$1,375,110
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,006,480
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	836,004

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation (continued)

500	Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	509,670
500	Kentucky Property and Buildings Commission, (FSA), 5.00%, 11/1/26	506,555
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	995,840
865	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	808,974
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	930,350
255	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	222,589

		$7,191,572

Insured-Other Revenue — 2.0%

$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,020,890

		$1,020,890

Insured-Transportation — 7.4%

$1,000	Louisville Kentucky Regional Airport Authority, (FSA), (AMT), 5.50%, 7/1/38	$914,610
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,850,500

		$3,765,110

Insured-Water and Sewer — 15.4%

$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,438,185
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	960,870
1,500	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	1,318,560
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	993,538
500	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	428,870
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	2,159,752
290	Owensboro, (AGC), 5.00%, 9/15/27	294,617
225	Owensboro, (AGC), 5.00%, 9/15/31	224,089

		$7,818,481

Lease Revenue / Certificates of Participation — 10.9%

$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$923,470
4,700	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,828,949
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	773,213

		$5,525,632

Other Revenue — 0.2%

$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$56,112
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	50,431

		$106,543

Transportation — 1.0%

$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$505,175

		$505,175

Total Tax-Exempt Investments — 99.3%
(identified cost $53,240,007)		$50,456,243

Other Assets, Less Liabilities — 0.7%		$371,178

Net Assets — 100.0%		$50,827,421

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 14.5% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 67.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 23.7% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.6%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 2.2%

$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$845,340

		$845,340

Hospital — 10.3%

$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$770,691
1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	745,110
1,120	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	1,246,694
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	369,930
1,010	Tangipahoa Parish, Hospital Service District No. 1, (North Oaks Medical Center), 5.00%, 2/1/30	742,421

		$3,874,846

Housing — 6.5%

$1,665	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 4.80%, 12/1/38	$1,409,439
1,000	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 5.20%, 6/1/39	901,680
345	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	120,374

		$2,431,493

Industrial Development Revenue — 5.1%

$275	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$217,256
1,470	St. John Baptist Parish, (Marathon Oil Corp.), 5.125%, 6/1/37	1,084,757
1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	607,490

		$1,909,503

Insured-Education — 17.1%

$425	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$389,215
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,252,980
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	414,315
1,185	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	766,328
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,001,200
1,000	Louisiana Public Facilities Authority, (Tulane University), (MBIA), 4.65%, 12/15/32	907,830
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	821,390
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	863,013

		$6,416,271

Insured-Electric Utilities — 3.5%

$2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	$1,300,540

		$1,300,540

Insured-Escrowed / Prerefunded — 2.5%

$1,250	Jefferson Parish, Home Mortgage Authority, Single Family, Mortgage Revenue, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)	$930,962

		$930,962

Insured-General Obligations — 7.0%

$2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	$1,707,773
800	New Orleans, (AMBAC), 0.00%, 9/1/16	573,368
360	Puerto Rico, (MBIA), 5.50%, 7/1/20	339,656

		$2,620,797

Insured-Hospital — 1.6%

$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$612,398

		$612,398

Insured-Industrial Development Revenue — 3.0%

$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,144,350

		$1,144,350

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation — 1.8%

$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$418,430
300	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	270,390

		$688,820

Insured-Other Revenue — 5.9%

$425	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$437,125
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	676,431
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AMBAC), (BHAC), 4.50%, 12/1/18	1,090,680

		$2,204,236

Insured-Special Tax Revenue — 6.5%

$1,000	East Baton Rouge Parish, Sales Tax Revenue, (AGC), 5.25%, 8/1/28	$1,020,080
1,000	Louisiana Gas and Fuels Tax, (FSA), 5.00%, 5/1/36	991,120
1,525	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	60,542
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	25,206
560	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	46,917
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	34,576
300	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	268,506

		$2,446,947

Insured-Transportation — 10.9%

$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (FSA), (AMT), 5.75%, 1/1/28	$976,320
1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	1,257,690
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38	1,282,065
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	600,293

		$4,116,368

Insured-Water and Sewer — 8.5%

$1,000	Bossier City, Utilities Revenue, (BHAC), 5.50%, 10/1/38	$1,034,600
1,350	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	1,224,720
1,000	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	948,090

		$3,207,410

Other Revenue — 2.9%

$6,995	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$93,453
3,015	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	20,020
1,500	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	969,195

		$1,082,668

Senior Living / Life Care — 1.3%

$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$500,255

		$500,255

Special Tax Revenue — 2.2%

$1,010	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$843,461

		$843,461

Transportation — 1.8%

$675	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$675,149

		$675,149

Total Tax-Exempt Investments — 100.6%
(identified cost $42,472,317)		$37,851,814

Other Assets, Less Liabilities — (0.6)%		$(218,214)

Net Assets — 100.0%		$37,633,600

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MBIA - MBIA Insurance Corp. of Illinois

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 67.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 23.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.1%

$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$941,900

		$941,900

Education — 10.4%

$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$3,983,360
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	1,922,737
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,323,315
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,104,615
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	206,124
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	658,740

		$9,198,891

Escrowed / Prerefunded — 8.4%

$1,195	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,394,410
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,258,192
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,276,540
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	543,715
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/32	1,413,659
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	483,386

		$7,369,902

General Obligations — 12.4%

$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,128,794
500	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	490,365
500	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	442,840
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(1)	2,053,540
1,000	Montgomery County, 5.00%, 5/1/23	1,074,890
1,500	Montgomery County, 5.00%, 5/1/25	1,587,570
1,000	Montgomery County, 5.25%, 10/1/19	1,059,910
2,235	Prince George’s County, Housing Authority, 5.00%, 7/15/23	2,391,785
1,100	Puerto Rico, 0.00%, 7/1/16	711,557

		$10,941,251

Hospital — 9.7%

$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,237,395
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	883,810
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,086,825
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,930,638
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	809,250
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,984,525
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	576,907

		$8,509,350

Housing — 6.3%

$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$890,240
1,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.70%, 9/1/37	830,580
1,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/37	848,650

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing (continued)

2,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,663,720
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	303,520
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,000,050

		$5,536,760

Industrial Development Revenue — 2.0%

$985	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$720,882
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	173,785
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	866,250

		$1,760,917

Insured-Education — 1.6%

$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,417,104

		$1,417,104

Insured-Escrowed / Prerefunded — 5.7%

$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,374,491
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,690,695

		$5,065,186

Insured-General Obligations — 1.0%

$1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	$887,930

		$887,930

Insured-Hospital — 10.3%

$2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	$2,065,212
50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	41,303
4,655	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,919,557
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	$3,063,501

		$9,089,573

Insured-Housing — 1.0%

$1,530	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$897,590

		$897,590

Insured-Special Tax Revenue — 2.6%

$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$1,203,120
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	129,421
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	283,656
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	283,220
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	33,966
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	390,920

		$2,324,303

Insured-Transportation — 13.4%

$980	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	$907,392
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	1,021,080
1,500	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36	1,516,650
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/38	1,009,600
2,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(2)	2,010,260
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,484,190
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,321,500
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	2,530,260

		$11,800,932

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 5.8%

$500	Baltimore, (Water Projects), (FGIC), (MBIA), 5.125%, 7/1/42	$491,720
1,250	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	1,232,975
1,000	Baltimore, Wastewater, (FGIC), (MBIA), 5.00%, 7/1/22	1,059,500
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,348,200

		$5,132,395

Other Revenue — 2.4%

$15,520	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$207,347
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	67,130
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	816,267
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,016,650

		$2,107,394

Senior Living / Life Care — 1.1%

$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$235,920
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	248,420
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	484,935

		$969,275

Special Tax Revenue — 4.0%

$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$506,107
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	373,690
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	606,408
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,025,142

		$3,511,347

Total Tax-Exempt Investments — 99.2%
(identified cost $98,031,694)		$87,462,000

Other Assets, Less Liabilities — 0.8%		$713,020

Net Assets — 100.0%		$88,175,020

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 14.0% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 41.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 13.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 4.6%

$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$1,994,240
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41(1)	1,403,640
1,000	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,043,270

		$4,441,150

Electric Utilities — 0.4%

$450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$407,858

		$407,858

Escrowed / Prerefunded — 1.8%

$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$567,320
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,146,460

		$1,713,780

General Obligations — 3.2%

$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,013,760
1,000	Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,022,560
1,000	Kansas City, 4.75%, 2/1/25	1,035,970

		$3,072,290

Hospital — 6.6%

$1,000	Cape Girardeau County, Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$709,130
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	300,668
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,128,522
870	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	836,009
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	458,717
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	200,368
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	915,890
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	894,100

		$6,443,404

Housing — 1.7%

$885	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$704,982
85	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	85,039
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	481,866
395	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	346,715

		$1,618,602

Industrial Development Revenue — 3.9%

$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter and Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,038,366
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,220,136
2,000	Saint Louis, Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,370,880
300	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	182,247

		$3,811,629

Insured-Education — 3.5%

$1,000	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$958,890
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	940,060
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,511,850

		$3,410,800

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 13.9%

$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,247,725
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	1,992,442
1,240	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,087,468
1,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 5.00%, 1/1/42	938,730
2,715	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	2,523,538
800	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	666,672
390	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	353,282
455	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	402,721
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	913,560
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,195,608
2,370	Springfield, Public Utility, (FGIC), 4.50%, 8/1/36(2)	2,195,070

		$13,516,816

Insured-Escrowed / Prerefunded — 7.8%

$3,590	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), Escrowed to Maturity, 0.00%, 9/1/20	$2,112,535
205	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), Escrowed to Maturity, 0.00%, 9/1/21	112,971
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,227,120
1,000	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	1,135,590
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), Prerefunded to 7/1/12, 5.00%, 7/1/32	832,058
625	Saint Louis, Board of Education, (MBIA), Prerefunded to 4/1/16, 5.00%, 4/1/25	716,144
375	Saint Louis, Board of Education, (MBIA), Prerefunded to 4/1/16, 5.00%, 4/1/25	429,686

		$7,566,104

Insured-General Obligations — 7.2%

$1,200	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (MBIA), 5.00%, 3/1/27	$1,216,992
1,000	Kansas City, (MBIA), 5.00%, 2/1/27	1,033,670
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	1,029,110
1,900	Saint Charles County, Francis Howell School District, (FGIC), (MBIA), 0.00%, 3/1/16	1,475,616
1,000	Saint Charles County, Francis Howell School District, (FGIC), (MBIA), 5.25%, 3/1/21	1,144,190
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,039,670

		$6,939,248

Insured-Hospital — 5.1%

$5,910	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$3,385,130
335	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	178,407
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,380,690

		$4,944,227

Insured-Industrial Development Revenue — 1.8%

$2,000	Kansas City, Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,772,720

		$1,772,720

Insured-Lease Revenue / Certificates of Participation — 10.6%

$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,022,930
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,016,990
1,970	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,753,359
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	549,700
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,014,160
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	899,283
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	635,268
240	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	206,758
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,092,030
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,142,140

		$10,332,618

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 0.8%

$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$774,622

		$774,622

Insured-Special Tax Revenue — 6.9%

$500	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$489,130
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28(3)	2,488,251
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	1,690,449
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	494,808
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,001,430
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	566,440

		$6,730,508

Insured-Transportation — 4.8%

$2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	$1,994,523
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	887,930
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (MBIA), (AMT), 6.00%, 7/1/14	942,441
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	855,710

		$4,680,604

Insured-Water and Sewer — 0.7%

$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri — American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$714,790

		$714,790

Lease Revenue / Certificates of Participation — 0.5%

$500	St. Joseph, Industrial Development Authority, (Sewage Systems Improvements Project), 5.00%, 4/1/27	$453,695

		$453,695

Other Revenue — 2.5%

$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,413,100

		$2,413,100

Senior Living / Life Care — 3.8%

$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$799,720
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	664,760
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,479,420
1,000	St. Louis County, Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	771,790

		$3,715,690

Special Tax Revenue — 2.6%

$600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	$499,710
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,025,142

		$2,524,852

Transportation — 1.6%

$270	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$182,898
525	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	322,912
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,038,210

		$1,544,020

Water and Sewer — 2.0%

$500	Kansas City Water Revenue, 5.25%, 12/1/32(5)	$500,335
510	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	512,453

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer (continued)

$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	$873,560

		$1,886,348

Total Tax-Exempt Investments — 98.3%
(identified cost $101,119,899)		$95,429,475

Other Assets, Less Liabilities — 1.7%		$1,681,834

Net Assets — 100.0%		$97,111,309

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MBIA - MBIA Insurance Corp. of Illinois

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 13.8% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 64.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 25.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(4)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(5)	When-issued security.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.2%

Principal Amount
(000’s omitted)	Security	Value

Education — 9.9%

$2,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$1,875,380
5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,079,050
260	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	261,648
1,250	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	935,075
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,145,133

		$9,296,286

Electric Utilities — 9.6%

$2,000	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,103,260
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,260,700
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,580,990
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	422,670
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	569,269
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,041,580

		$8,978,469

Escrowed / Prerefunded — 5.4%

$440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	$480,511
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,696,920
2,000	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series O, 0.00%, 7/1/17	1,483,420
1,950	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series N, 0.00%, 7/1/17	1,429,018

		$5,089,869

General Obligations — 1.1%

$1,000	Charlotte, 5.00%, 7/1/29	$1,018,680

		$1,018,680

Hospital — 12.6%

$20	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47	$18,584
4,980	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	4,627,532
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	1,937,440
1,500	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,353,810
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	836,090
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	431,100
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,589,275

		$11,793,831

Housing — 7.6%

$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,254,453
2,420	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,032,001
1,995	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,669,017
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	842,070
995	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	847,850
450	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	450,203

		$7,095,594

Insured-Education — 2.2%

$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,033,771
1,000	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	995,750

		$2,029,521

Insured-Electric Utilities — 3.3%

$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,062,610
1,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	885,100
1,250	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	1,102,575

		$3,050,285

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 1.9%

$840	Puerto Rico, (MBIA), 5.50%, 7/1/20	$792,532
920	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	941,270

		$1,733,802

Insured-Hospital — 11.6%

$1,675	Johnston Memorial Hospital, (FSA), Variable Rate, 17.132%, 10/1/36(2)(3)(4)	$943,528
1,100	Nash Health Care System, (FSA), 5.00%, 11/1/30	962,643
1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,016,680
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	1,513,920
1,000	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,000,180
2,090	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,121,162
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,152,165
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,048,937
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,092,216

		$10,851,431

Insured-Housing — 0.5%

$450	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$442,071

		$442,071

Insured-Lease Revenue / Certificates of Participation — 7.6%

$1,000	City of Monroe Certificates of Participation, (AGC), 5.50%, 3/1/39	$1,001,520
1,130	County of Harnett Certificates of Participation, (AGC), 4.50%, 6/1/25	1,086,529
2,500	County of Rockingham, (AGC), 5.00%, 4/1/32	2,476,225
1,500	Franklin County, Certificates of Participation, (MBIA), 5.00%, 9/1/27	1,489,260
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,092,030

		$7,145,564

Insured-Other Revenue — 4.2%

$2,000	High Point, (FSA), 5.00%, 11/1/33	$1,991,420
2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	1,977,940

		$3,969,360

Insured-Special Tax Revenue — 2.9%

$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$908,570
12,440	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	493,868
12,000	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/43	1,158,120
450	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	40,509
895	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	74,983
720	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	55,944

		$2,731,994

Insured-Transportation — 5.8%

$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,666,860
500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	480,640
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,742,787
1,800	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	1,518,156

		$5,408,443

Insured-Water and Sewer — 3.3%

$1,295	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	$1,198,976
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	509,765
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,408,500

		$3,117,241

Lease Revenue / Certificates of Participation — 9.1%

$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,551,023
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,429,750
1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	1,004,110

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation (continued)

1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,483,260
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,032,640
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,038,775

		$8,539,558

Other Revenue — 0.2%

$13,560	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$181,162

		$181,162

Senior Living / Life Care — 1.5%

$1,000	North Carolina Medical Care Commission, (United Methodist), 5.25%, 10/1/24	$734,780
1,000	North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	680,300

		$1,415,080

Special Tax Revenue — 1.5%

$1,620	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,352,878

		$1,352,878

Water and Sewer — 5.4%

$2,000	Cary, Comb Enterprise System, 5.00%, 12/1/33	$2,021,060
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,036,087
1,000	Raleigh Enterprise System, 4.50%, 3/1/36	948,180

		$5,005,327

Total Tax-Exempt Investments — 107.2%
(identified cost $104,961,247)		$100,246,446

Other Assets, Less Liabilities — (7.2)%		$(6,750,676)

Net Assets — 100.0%		$93,495,770

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

MFMR - Multi Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 16.4% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 40.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 13.9% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2009.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities is $943,528 or 1.0% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.7%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.7%

$960	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$883,229

		$883,229

Education — 0.7%

$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$918,920

		$918,920

Electric Utilities — 2.9%

$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,950
1,000	Port of Morrow, Pollution Control, (Portland General Electric), Variable Rate, 5.20%, 5/1/33	1,002,410
1,500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	1,268,010
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	569,269

		$3,841,639

General Obligations — 29.9%

$3,730	Deschutes and Jefferson County, School District No. 2J, 0.00%, 6/15/26	$1,573,986
4,175	Deschutes and Jefferson County, School District No. 2J, 0.00%, 6/15/27	1,652,298
3,970	Deschutes and Jefferson County, School District No. 2J, 0.00%, 6/15/31	1,225,777
8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,034,880
2,500	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	2,344,725
1,365	Multnomah and Clackamas County, School District No. 51J, 0.00%, 6/15/34	334,029
4,100	Oregon, 4.50%, 8/1/37	3,755,723
835	Oregon, 4.70%, 12/1/41	659,850
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	962,099
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,347,828
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	599,339
1,270	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,248,829
2,990	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,031,860
12,660	Salem-Keizer, School District No. 24J, 0.00%, 6/15/30(2)	3,735,713
6,490	Washington Clackamas County, School District No. 3, 5.00%, 6/15/33	6,551,980

		$40,058,916

Hospital — 3.2%

$2,000	Deschutes County, Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,188,080
2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,108,115

		$4,296,195

Housing — 17.5%

$850	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$677,841
3,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,535,990
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,169,848
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	737,528
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,106,825
2,000	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,670,600
2,170	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	2,040,776
770	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	770,192
410	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	410,213
475	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	475,266
1,595	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,457,607
2,080	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,769,165
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	437,147
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,388,403
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,882,820

		$23,530,221

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 3.0%

$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$406,227
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	2,841,475
830	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	370,147
915	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	408,099

		$4,025,948

Insured-Education — 1.9%

$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,479,368

		$2,479,368

Insured-Electric Utilities — 3.6%

$1,715	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	$1,553,533
2,760	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	2,442,876
1,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	882,060

		$4,878,469

Insured-General Obligations — 11.2%

$1,000	Clackamas County, School District No. 007J, (Lake Oswego), (FSA), 5.25%, 6/1/25	$1,110,250
1,050	Clackamas County, School District No. 12, (North Clackamas), (FSA), 4.50%, 6/15/32	994,759
1,000	Columbia, School District No. 502, (FGIC), (MBIA), 0.00%, 6/1/17	739,540
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), (MBIA), 0.00%, 6/15/23	1,513,055
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,235,812
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	177,175
800	Lebanon, (AMBAC), 4.25%, 6/1/26	756,800
600	Linn County, Community School District No. 9, (Lebanon), (FGIC), (MBIA), 5.50%, 6/15/27	663,126
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (MBIA), 5.50%, 6/15/30	4,320,360
245	Portland, Oregon Revenue, (MBIA), 4.50%, 6/1/28	237,611
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	566,094
3,425	Washington Clackamas and Yamhill Counties, School District No. 88J, (MBIA), 0.00%, 6/15/31	851,113
5,000	Washington Multnomah and Yamhill Counties, School District No. 1J, (MBIA), 0.00%, 6/15/26	1,837,750

		$15,003,445

Insured-Hospital — 1.4%

$2,000	Deschutes County, Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,940,100

		$1,940,100

Insured-Pooled Loans — 0.8%

$1,170	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	$1,031,776

		$1,031,776

Insured-Special Tax Revenue — 4.0%

$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$131,774
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	50,949
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	805,739
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,817,140
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,552,400
17,500	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	694,750
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	81,468
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	150,385
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	111,499

		$5,396,104

Insured-Transportation — 4.0%

$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$273,102
1,400	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,182,944
2,265	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,144,728
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,742,787

		$5,343,561

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 1.2%

$1,650	Portland, Water System, (MBIA), 4.50%, 10/1/31	$1,560,356

		$1,560,356

Lease Revenue / Certificates of Participation — 1.6%

$2,200	Oregon Department of Administration Services, 5.125%, 5/1/33	$2,189,264

		$2,189,264

Other Revenue — 0.2%

$20,255	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$270,607

		$270,607

Senior Living / Life Care — 1.2%

$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,621,253

		$1,621,253

Special Tax Revenue — 7.8%

$5,000	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$4,742,500
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,363,255
5,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57(3)	4,371,801

		$10,477,556

Transportation — 3.0%

$4,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	$3,994,680

		$3,994,680

Water and Sewer — 5.9%

$2,805	City of Eugene, 4.50%, 8/1/31	$2,664,217
2,385	Portland, Sewer System, 4.75%, 6/15/29	2,375,603
2,935	Portland, Sewer System, 4.75%, 6/15/30	2,899,927

		$7,939,747

Total Tax-Exempt Investments — 105.7%
(identified cost $154,233,592)		$141,681,354

Other Assets, Less Liabilities — (5.7)%		$(7,577,009)

Net Assets — 100.0%		$134,104,345

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

MFMR - Multi Family Mortgage Revenue

PCR - Pollution Control Revenue

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 14.8% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 26.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 14.1% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 4.2%

$865	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$723,417
1,175	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,079,942
750	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	599,910
3,715	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,561,385

		$5,964,654

Electric Utilities — 5.1%

$410	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$371,603
1,500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	1,268,010
5,440	South Carolina Public Service Authority, 5.375%, 1/1/28	5,656,784

		$7,296,397

General Obligations — 2.5%

$685	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	$697,029
2,360	South Carolina, 3.25%, 8/1/30	1,799,948
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21	1,046,064

		$3,543,041

Hospital — 4.3%

$3,915	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$3,456,397
3,380	South Carolina Jobs Economic Development Authority, (Anmed Health), 6.00%, 9/15/38	2,721,846

		$6,178,243

Housing — 0.2%

$220	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$220,332

		$220,332

Industrial Development Revenue — 1.5%

$400	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$178,384
1,500	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 5.95%, 9/1/31	919,695
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,022,546

		$2,120,625

Insured-Education — 1.5%

$475	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	$479,076
2,000	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	1,668,100

		$2,147,176

Insured-Electric Utilities — 10.4%

$7,500	Piedmont Municipal Power Agency, (AGC) (AMBAC), 0.00%, 1/1/29	$2,482,425
14,260	Piedmont Municipal Power Agency, (AGC) (AMBAC), 0.00%, 1/1/32	3,909,094
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,132,025
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	684,020
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	924,407
1,420	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	1,286,307
3,825	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	3,385,508

		$14,803,786

Insured-General Obligations — 3.4%

$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$895,609
3,330	Berkeley County, School District, (FSA), 2.75%, 1/15/22	2,849,648
630	Puerto Rico, (AGC), 5.50%, 7/1/29	636,117
500	Puerto Rico, (MBIA), 5.50%, 7/1/20	471,745

		$4,853,119

Insured-Hospital — 4.3%

$3,755	Medical University Hospital Authority, (MBIA), 5.00%, 8/15/31	$3,286,526
3,290	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), (FSA), 5.00%, 8/1/35	2,872,170

		$6,158,696

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation — 12.6%

$250	Berkeley County, School District, (CIFG), 4.75%, 12/1/31	$230,683
500	Greenville County, School District, (Building Equity Sooner), (AGC), 5.00%, 12/1/28	493,170
3,975	Greenwood Fifty School Facilities, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	3,574,121
1,500	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/28	1,417,650
2,785	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,660,873
1,450	Scago Educational Facilities Corp., Cherokee School District No. 1, (FSA), 5.00%, 12/1/30	1,432,832
6,260	Scago Educational Facilities Corp., Pickens School District, (FSA), 4.50%, 12/1/28	5,698,603
2,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,369,260

		$17,877,192

Insured-Other Revenue — 1.1%

$1,900	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/37	$1,516,447

		$1,516,447

Insured-Special Tax Revenue — 0.4%

$4,890	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$194,133
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	81,468
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	150,385
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	111,500

		$537,486

Insured-Transportation — 7.4%

$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,614,180
1,095	Richland-Lexington Airport District (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,011,769
1,000	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), 4.50%, 10/1/31	898,950
6,740	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	6,035,131

		$10,560,030

Insured-Utilities — 6.5%

$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,085,220
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,106,020
5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	4,751,100
1,300	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	1,304,641

		$9,246,981

Insured-Water and Sewer — 11.8%

$2,900	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$2,667,826
1,130	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	1,065,183
500	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	490,185
1,875	Greenwood, Metropolitan District Subway System, (FSA), Variable Rate, 15.818%, 10/1/30(2)(3)	1,874,625
3,830	Lugoff-Elgin, Water Authority, (MBIA), 4.625%, 7/1/37	3,421,837
1,895	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,721,873
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	5,524,437

		$16,765,966

Lease Revenue / Certificates of Participation — 15.5%

$4,000	Berkeley County, School District, 5.125%, 12/1/30	$3,914,960
370	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	378,932
2,360	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/28	2,325,567
1,450	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,362,028
3,000	Greenville County, School District, 5.00%, 12/1/24(1)	3,042,570
3,895	Laurens County, School District, 5.25%, 12/1/30	3,238,926
3,320	Lexington, One School Facility Corp., 5.00%, 12/1/27	3,086,571
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,432,236

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation (continued)

2,420	Newberry, (Newberry County School District), 5.00%, 12/1/30	1,943,817
1,520	Newberry, (Newberry County School District), 5.25%, 12/1/25	1,358,257

		$22,083,864

Other Revenue — 8.5%

$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$286,772
8,100	Tobacco Settlement Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	9,469,224
2,500	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	2,382,125

		$12,138,121

Special Tax Revenue — 2.1%

$10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$328,700
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,701,581

		$3,030,281

Total Tax-Exempt Investments — 103.3%
(identified cost $158,501,036)		$147,042,437

Other Assets, Less Liabilities — (3.3)%		$(4,708,099)

Net Assets — 100.0%		$142,334,338

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 57.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 17.4% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities is $1,874,625 or 1.3% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2009.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.9%

$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,502,895

		$1,502,895

Electric Utilities — 5.4%

$1,000	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$988,850
500	Knoxville, Electric Revenue, 4.50%, 7/1/28	483,655
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,009,530
300	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	271,905

		$2,753,940

Escrowed / Prerefunded — 1.7%

$470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$536,697
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	319,735

		$856,432

Hospital — 7.5%

$500	Chattanooga, Health, Educational and Housing Facility Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$518,955
500	City of Jackson, (Jackson-Madison County General Hospital), 5.75%, 4/1/41	484,680
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	710,910
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	435,950
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	215,104
500	Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	373,130
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	490,730
1,000	Sullivan County, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	605,140

		$3,834,599

Housing — 4.8%

$500	Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$440,250
500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	421,035
1,375	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,211,210
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	359,631

		$2,432,126

Industrial Development Revenue — 1.1%

$410	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$371,612
550	McMinn County, (Calhoun Newsprint — Bowater, Inc.), (AMT), 7.40%, 12/1/22	99,005
150	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	91,124

		$561,741

Insured-Education — 4.4%

$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$826,610
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,419,432

		$2,246,042

Insured-Electric Utilities — 15.5%

$1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	$1,216,000
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	502,275
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,084,780
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,003,570
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,495,400
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	925,780
260	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	235,521

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

300	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	265,530
500	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	441,030
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	747,255

		$7,917,141

Insured-Escrowed / Prerefunded — 14.7%

$345	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$363,647
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	257,825
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,516,425
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	923,761
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	563,565
250	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	283,897
1,230	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,318,105
2,000	West Wilson Utility District Waterworks, (MBIA), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,290,300

		$7,517,525

Insured-General Obligations — 8.1%

$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30	$692,325
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	495,210
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	943,792
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,548,875
500	Rutherford County, (MBIA), 4.50%, 4/1/30	475,125

		$4,155,327

Insured-Hospital — 1.2%

$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), 5.00%, 1/1/26	$620,791

		$620,791

Insured-Lease Revenue / Certificates of Participation — 1.0%

$500	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$546,015

		$546,015

Insured-Special Tax Revenue — 1.9%

$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$424,830
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	296,325
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	268,328

		$989,483

Insured-Transportation — 5.6%

$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,470,945
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	542,200
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	843,420

		$2,856,565

Insured-Water and Sewer — 16.8%

$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18(2)	$1,125,810
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (MBIA), 5.00%, 9/1/35	972,800
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	655,298
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	882,779
500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	454,755
1,000	Knoxville, Waste Water System, (MBIA), 4.00%, 4/1/40	804,970
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,011,960
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (MBIA), 5.20%, 1/1/13	1,089,600

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer (continued)

500	South Blount County, Utility District, Water Revenue, (FSA), 5.00%, 12/1/33	477,420
660	West Wilson Utility District Waterworks, (MBIA), 4.00%, 6/1/32	524,000
750	West Wilson Utility District Waterworks, (MBIA), 4.25%, 6/1/36	610,695

		$8,610,087

Other Revenue — 2.8%

$6,550	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$87,508
2,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	1,354,940

		$1,442,448

Special Tax Revenue — 2.3%

$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,177,505

		$1,177,505

Total Tax-Exempt Investments — 97.7%
(identified cost $53,960,746)		$50,020,662

Other Assets, Less Liabilities — 2.3%		$1,197,787

Net Assets — 100.0%		$51,218,449

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 13.7% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 70.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 34.4% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal Amount
(000’s omitted)	Security	Value

Education — 7.3%

$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$651,080
4,100	University of Virginia University Revenues, 5.00%, 6/1/40	4,160,434
4,000	Virginia College Building Authority, 5.00%, 9/1/33	4,033,120
275	Virginia College Building Authority, 5.00%, 9/1/38	275,619

		$9,120,253

Electric Utilities — 0.8%

$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,026,885

		$1,026,885

Escrowed / Prerefunded — 0.1%

$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$85,562

		$85,562

General Obligations — 5.2%

$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,379,811
1,475	Virginia, 5.00%, 6/1/28	1,534,796
1,980	Virginia Public School Authority, 4.50%, 8/1/32	1,867,675
1,550	Virginia Public School Authority, 5.00%, 8/1/21	1,610,915

		$6,393,197

Hospital — 14.0%

$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$1,882,508
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,606,815
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,152,220
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	5,162,274
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	751,910
1,795	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,654,182
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	374,075
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	735,800
2,000	Virginia Small Business Financing Authority, (Wellmort Health), 5.25%, 9/1/37	1,233,680
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,886,920

		$17,440,384

Housing — 8.1%

$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48(2)	$4,127,200
1,820	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,507,834
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,448,490
1,500	Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	1,366,005
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 21.934%, 10/1/35(3)(4)(5)	649,630

		$10,099,159

Industrial Development Revenue — 3.3%

$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,081,612
2,250	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	1,640,475
2,230	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,354,703

		$4,076,790

Insured-Education — 5.7%

$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31(2)	$7,051,505

		$7,051,505

Insured-Electric Utilities — 4.0%

$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$1,829,560
2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,092,314
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	989,090

		$4,910,964

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 2.2%

$710	Fairfax, (MBIA), 4.50%, 1/15/36	$676,957
1,040	Harrisonburg, (FSA), 4.25%, 2/1/33	930,488
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,132,188

		$2,739,633

Insured-Hospital — 4.6%

$200	Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$145,532
1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	1,739,685
3,655	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18(2)	3,795,973

		$5,681,190

Insured-Lease Revenue / Certificates of Participation — 2.5%

$900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$835,767
2,450	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	2,263,580

		$3,099,347

Insured-Pooled Loans — 1.2%

$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$197,095
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,258,585

		$1,455,680

Insured-Special Tax Revenue — 0.2%

$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$240,016

		$240,016

Insured-Transportation — 17.0%

$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,197,050
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (MBIA), (AMT), 5.00%, 10/1/33	845,070
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (MBIA), (AMT), 5.25%, 10/1/32	881,870
5,255	Metropolitan Washington, DC, Airport Authority System, (MBIA), (AMT), 5.50%, 10/1/27	4,951,419
1,000	Norfolk, Airport Authority, (FGIC), (MBIA), 5.125%, 7/1/31	932,560
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,943,373
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,420,688
3,800	Richmond, Metropolitan Authority Expressway, (FGIC), (MBIA), 5.25%, 7/15/22	3,982,172

		$21,154,202

Insured-Water and Sewer — 4.1%

$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,162,420
3,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	2,763,150
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,138,270

		$5,063,840

Other Revenue — 4.6%

$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$93,520
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	99,467
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,143,900
30,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	546,000
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,053,100
2,710	Virginia Resources Authority Infrastructure Revenue, 5.25%, 11/1/33	2,759,187

		$5,695,174

Senior Living / Life Care — 1.8%

$1,000	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$658,280
1,380	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	887,961

$1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	$734,840

		$2,281,081

Special Tax Revenue — 3.8%

$5,685	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$4,747,600

		$4,747,600

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 0.7%

$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$916,660

		$916,660

Water and Sewer — 8.0%

$2,795	Fairfax County, Water Authority, 5.25%, 4/1/27(6)	$3,111,450
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	2,866,230
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,287,025
1,755	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	1,729,956

		$9,994,661

Total Tax-Exempt Investments — 99.2%
(identified cost $135,172,809)		$123,273,783

Short-Term Investments — 0.3%

Principal Amount
(000’s omitted)	Security	Value

$330	Fairfax County Industrial Development Authority, Variable Rate, 0.72%, 8/15/23(7)	$330,000

Total Short-Term Investments — 0.3%
(identified cost $330,000)		$330,000

Total Investments — 99.5%
(identified cost $135,502,809)		$123,603,783

Other Assets, Less Liabilities — 0.5%		$601,217

Net Assets — 100.0%		$124,205,000

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Corp. of Illinois

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. In addition, 11.1% of the Fund’s net assets at February 28, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 41.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 26.6% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities is $649,630 or 0.5% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2009.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)	Variable rate demand obligation. The stated interest rate represents the rate in effect at February 28, 2009.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of February 28, 2009	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Assets

Investments —
Identified cost	$53,688,941	$61,428,757	$87,366,895	$53,240,007
Unrealized depreciation	(2,845,257)	(5,494,213)	(5,498,288)	(2,783,764)

Investments, at value	$50,843,684	$55,934,544	$81,868,607	$50,456,243

Cash	$919,096	$1,996,164	$2,903,257	$140,447
Interest receivable	650,995	736,926	951,282	523,533
Receivable for investments sold	—	—	49,330	—
Receivable for Fund shares sold	19,891	70,505	148,250	126,954
Receivable for variation margin on open financial futures contracts	67,891	158,000	228,359	68,875
Receivable for open swap contracts	—	—	444,068	—

Total assets	$52,501,557	$58,896,139	$86,593,153	$51,316,052

Liabilities

Payable for floating rate notes issued	$1,305,000	$865,000	$7,920,000	$—
Payable for open swap contracts	201,246	370,226	357,880	257,147
Payable for Fund shares redeemed	33,510	20,262	356,412	119,921
Distributions payable	87,137	76,057	144,184	53,772
Payable to affiliates:
Investment adviser fee	11,733	14,070	23,848	11,656
Distribution and service fees	12,158	12,517	18,830	11,917
Interest expense and fees payable	6,411	3,870	26,265	—
Accrued expenses	28,498	32,706	38,078	34,218

Total liabilities	$1,685,693	$1,394,708	$8,885,497	$488,631

Net Assets	$50,815,864	$57,501,431	$77,707,656	$50,827,421

Sources of Net Assets

Paid-in capital	$55,170,697	$67,501,156	$90,311,532	$58,053,868
Accumulated net realized loss	(1,497,992)	(4,396,842)	(7,655,670)	(4,350,710)
Accumulated distributions in excess of net investment income	(45,614)	(161,996)	(148,271)	(60,919)
Net unrealized depreciation	(2,811,227)	(5,440,887)	(4,799,935)	(2,814,818)

Net Assets	$50,815,864	$57,501,431	$77,707,656	$50,827,421

Class A Shares

Net Assets	$39,373,091	$50,960,140	$58,329,779	$43,824,878
Shares Outstanding	4,486,007	6,131,638	7,308,242	5,452,580
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.78	$8.31	$7.98	$8.04
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.22	$8.72	$8.38	$8.44

Class B Shares

Net Assets	$6,932,985	$3,567,467	$6,505,493	$4,905,012
Shares Outstanding	717,928	399,414	762,569	565,120
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.66	$8.93	$8.53	$8.68

Class C Shares

Net Assets	$1,326,647	$2,973,824	$7,049,612	$2,097,531
Shares Outstanding	137,348	333,003	825,709	241,612
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.66	$8.93	$8.54	$8.68

Class I Shares

Net Assets	$3,183,141	$—	$5,822,772	$—
Shares Outstanding	362,490	—	727,640	—
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.78	$—	$8.00	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of February 28, 2009	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Assets

Investments —
Identified cost	$42,472,317	$98,031,694	$101,119,899	$104,961,247
Unrealized depreciation	(4,620,503)	(10,569,694)	(5,690,424)	(4,714,801)

Investments, at value	$37,851,814	$87,462,000	$95,429,475	$100,246,446

Cash	$98,915	$3,379,960	$2,400,316	$648,241
Interest receivable	499,775	1,168,123	1,226,535	1,291,497
Receivable for investments sold	269,691	—	448,986	24,691
Receivable for Fund shares sold	42,307	199,930	131,280	78,550
Receivable for variation margin on open financial futures contracts	12,859	130,844	114,797	—

Total assets	$38,775,361	$92,340,857	$99,751,389	$102,289,425

Liabilities

Payable for floating rate notes issued	$310,000	$3,375,000	$1,030,000	$7,970,000
Demand note payable	500,000	—	—	—
Payable for when-issued securities	—	—	500,335	—
Payable for open swap contracts	185,876	407,817	857,512	324,589
Payable for Fund shares redeemed	33,402	161,065	32,847	253,770
Distributions payable	71,997	116,923	118,336	150,507
Payable to affiliates:
Investment adviser fee	7,213	31,978	31,515	28,981
Distribution and service fees	8,036	23,874	21,628	21,084
Interest expense and fees payable	1,777	7,301	5,903	9,640
Accrued expenses	23,460	41,879	42,004	35,084

Total liabilities	$1,141,761	$4,165,837	$2,640,080	$8,793,655

Net Assets	$37,633,600	$88,175,020	$97,111,309	$93,495,770

Sources of Net Assets

Paid-in capital	$44,792,933	$105,940,329	$109,918,808	$102,823,897
Accumulated net realized loss	(2,327,682)	(7,235,625)	(6,356,349)	(4,242,413)
Accumulated distributions in excess of net investment income	(81,461)	(5,615)	(167,357)	(46,324)
Net unrealized depreciation	(4,750,190)	(10,524,069)	(6,283,793)	(5,039,390)

Net Assets	$37,633,600	$88,175,020	$97,111,309	$93,495,770

Class A Shares

Net Assets	$33,804,345	$69,604,336	$85,295,236	$71,486,286
Shares Outstanding	4,093,107	8,691,043	9,889,279	8,744,538
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.26	$8.01	$8.63	$8.17
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.67	$8.41	$9.06	$8.58

Class B Shares

Net Assets	$2,985,580	$8,184,731	$6,669,021	$5,479,421
Shares Outstanding	342,016	936,716	699,459	622,881
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.73	$8.74	$9.53	$8.80

Class C Shares

Net Assets	$843,675	$10,133,289	$5,147,052	$8,210,434
Shares Outstanding	96,503	1,159,521	540,337	933,265
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.74	$8.74	$9.53	$8.80

Class I Shares

Net Assets	$—	$252,664	$—	$8,319,629
Shares Outstanding	—	31,527	—	1,014,996
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$8.01	$—	$8.20

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of February 28, 2009	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Assets

Investments —
Identified cost	$154,233,592	$158,501,036	$53,960,746	$135,502,809
Unrealized depreciation	(12,552,238)	(11,458,599)	(3,940,084)	(11,899,026)

Investments, at value	$141,681,354	$147,042,437	$50,020,662	$123,603,783

Cash	$2,541,628	$2,208,347	$1,131,142	$4,916,922
Interest receivable	1,237,173	2,083,336	640,830	1,566,402
Receivable for investments sold	1,098,287	1,368,262	—	—
Receivable for Fund shares sold	533,880	219,155	11,452	105,224
Receivable for variation margin on open financial futures contracts	—	—	155,531	469,062
Receivable for open swap contracts	—	—	332,149	—

Total assets	$147,092,322	$152,921,537	$52,291,766	$130,661,393

Liabilities

Payable for floating rate notes issued	$6,900,000	$3,350,000	$280,000	$4,850,000
Payable for investments purchased	1,471,559	6,083,804	—	—
Payable for when-issued securities	3,735,713	—	—	—
Payable for open swap contracts	405,042	244,135	255,232	1,116,601
Payable for Fund shares redeemed	203,645	550,933	413,702	150,203
Distributions payable	134,868	226,157	70,045	226,516
Payable to affiliates:
Investment adviser fee	44,756	47,076	12,576	39,611
Distribution and service fees	37,097	35,567	13,276	28,723
Interest expense and fees payable	17,918	13,212	1,605	11,928
Accrued expenses	37,379	36,315	26,881	32,811

Total liabilities	$12,987,977	$10,587,199	$1,073,317	$6,456,393

Net Assets	$134,104,345	$142,334,338	$51,218,449	$124,205,000

Sources of Net Assets

Paid-in capital	$161,106,371	$169,427,535	$59,752,530	$147,392,098
Accumulated net realized loss	(13,702,287)	(15,040,840)	(4,993,601)	(11,232,538)
Accumulated distributions in excess of net investment income	(342,459)	(349,623)	(94,247)	(196,353)
Net unrealized depreciation	(12,957,280)	(11,702,734)	(3,446,233)	(11,758,207)

Net Assets	$134,104,345	$142,334,338	$51,218,449	$124,205,000

Class A Shares

Net Assets	$105,498,373	$95,681,993	$41,857,116	$93,437,007
Shares Outstanding	13,423,548	11,611,721	5,146,334	12,240,732
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.86	$8.24	$8.13	$7.63
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.25	$8.65	$8.54	$8.01

Class B Shares

Net Assets	$12,207,585	$9,593,241	$4,431,126	$10,723,804
Shares Outstanding	1,419,594	1,097,961	500,024	1,268,634
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.60	$8.74	$8.86	$8.45

Class C Shares

Net Assets	$16,398,387	$18,814,638	$4,930,207	$9,660,189
Shares Outstanding	1,905,140	2,152,044	556,689	1,142,127
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.61	$8.74	$8.86	$8.46

Class I Shares

Net Assets	$—	$18,244,466	$—	$10,384,000
Shares Outstanding	—	2,212,540	—	1,357,634
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$8.25	$—	$7.65

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended February 28, 2009	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Investment Income

Interest	$1,532,472	$1,597,292	$2,391,648	$1,454,770

Total investment income	$1,532,472	$1,597,292	$2,391,648	$1,454,770

Expenses

Investment adviser fee	$80,243	$83,195	$137,635	$73,586
Distribution and service fees
Class A	42,279	48,804	57,770	43,623
Class B	34,913	16,740	32,036	25,370
Class C	5,262	12,855	32,503	9,695
Trustees’ fees and expenses	1,376	1,371	1,792	1,310
Custodian fee	22,648	22,454	38,404	19,810
Transfer and dividend disbursing agent fees	11,050	11,766	18,446	14,159
Legal and accounting services	26,569	20,392	23,127	20,497
Printing and postage	6,201	6,799	8,380	7,478
Registration fees	1,551	3,398	2,279	2,843
Interest expense and fees	23,075	21,806	105,526	—
Miscellaneous	8,772	10,714	10,833	5,563

Total expenses	$263,939	$260,294	$468,731	$223,934

Deduct —
Reduction of custodian fee	$4,077	$2,448	$4,853	$1,475

Total expense reductions	$4,077	$2,448	$4,853	$1,475

Net expenses	$259,862	$257,846	$463,878	$222,459

Net investment income	$1,272,610	$1,339,446	$1,927,770	$1,232,311

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$43,522	$(575,717)	$(335,839)	$86,154
Financial futures contracts	(948,114)	(1,471,025)	(2,133,658)	(845,289)
Swap contracts	(136,077)	(498,863)	(2,024,855)	(71,129)

Net realized loss	$(1,040,669)	$(2,545,605)	$(4,494,352)	$(830,264)

Change in unrealized appreciation (depreciation) —
Investments	$(3,182,335)	$(3,504,645)	$(4,595,904)	$(3,264,729)
Financial futures contracts	197,116	380,152	553,574	200,982
Swap contracts	(172,132)	(221,459)	343,965	(226,002)

Net change in unrealized appreciation (depreciation)	$(3,157,351)	$(3,345,952)	$(3,698,365)	$(3,289,749)

Net realized and unrealized loss	$(4,198,020)	$(5,891,557)	$(8,192,717)	$(4,120,013)

Net decrease in net assets from operations	$(2,925,410)	$(4,552,111)	$(6,264,947)	$(2,887,702)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended February 28, 2009	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Income

Interest	$1,167,816	$2,688,321	$2,622,374	$2,807,011

Total investment income	$1,167,816	$2,688,321	$2,622,374	$2,807,011

Expenses

Investment adviser fee	$46,241	$167,093	$173,611	$172,711
Distribution and service fees
Class A	34,683	69,777	82,961	73,611
Class B	15,104	40,490	30,970	27,171
Class C	2,164	43,992	23,566	35,531
Trustees’ fees and expenses	1,013	2,026	2,223	2,149
Custodian fee	18,479	38,177	45,884	37,822
Transfer and dividend disbursing agent fees	7,448	24,615	22,627	22,328
Legal and accounting services	20,037	26,310	20,480	23,443
Printing and postage	2,849	11,545	11,870	9,457
Registration fees	—	7,163	2,353	795
Interest expense and fees	12,235	75,140	33,179	74,241
Miscellaneous	6,241	10,192	12,438	12,050

Total expenses	$166,494	$516,520	$462,162	$491,309

Deduct —
Reduction of custodian fee	$2,738	$8,999	$8,085	$3,658

Total expense reductions	$2,738	$8,999	$8,085	$3,658

Net expenses	$163,756	$507,521	$454,077	$487,651

Net investment income	$1,004,060	$2,180,800	$2,168,297	$2,319,360

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$23,643	$1,530	$(677,088)	$1,251,031
Financial futures contracts	(377,777)	(1,305,781)	(1,172,894)	(4,469,045)
Swap contracts	(1,001,199)	(635,298)	(1,636,051)	660,344

Net realized loss	$(1,355,333)	$(1,939,549)	$(3,486,033)	$(2,557,670)

Change in unrealized appreciation (depreciation) —
Investments	$(3,491,802)	$(8,655,839)	$(4,852,273)	$(4,907,005)
Financial futures contracts	46,207	417,374	229,098	(85,061)
Swap contracts	(55,130)	(212,769)	(547,290)	(135,758)

Net change in unrealized appreciation (depreciation)	$(3,500,725)	$(8,451,234)	$(5,170,465)	$(5,127,824)

Net realized and unrealized loss	$(4,856,058)	$(10,390,783)	$(8,656,498)	$(7,685,494)

Net decrease in net assets from operations	$(3,851,998)	$(8,209,983)	$(6,488,201)	$(5,366,134)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended February 28, 2009	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Investment Income

Interest	$4,044,133	$4,255,600	$1,484,624	$3,608,578

Total investment income	$4,044,133	$4,255,600	$1,484,624	$3,608,578

Expenses

Investment adviser fee	$266,770	$287,350	$73,744	$228,782
Distribution and service fees
Class A	103,132	93,253	42,044	90,431
Class B	57,953	45,788	21,367	54,311
Class C	72,993	85,912	20,178	39,986
Trustees’ fees and expenses	2,891	3,086	1,273	2,572
Custodian fee	65,483	51,300	26,505	45,584
Transfer and dividend disbursing agent fees	22,833	26,923	10,956	28,084
Legal and accounting services	18,840	21,109	17,592	23,289
Printing and postage	11,544	10,338	6,069	6,953
Registration fees	1,130	290	1,553	2,553
Interest expense and fees	130,131	134,855	11,125	121,072
Miscellaneous	14,358	14,260	9,886	10,159

Total expenses	$768,058	$774,464	$242,292	$653,776

Deduct —
Reduction of custodian fee	$3,223	$1,327	$1,828	$6,815

Total expense reductions	$3,223	$1,327	$1,828	$6,815

Net expenses	$764,835	$773,137	$240,464	$646,961

Net investment income	$3,279,298	$3,482,463	$1,244,160	$2,961,617

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,255,377)	$(1,170,705)	$(327,490)	$578,556
Financial futures contracts	(8,091,786)	(8,765,034)	(1,454,740)	(3,761,081)
Swap contracts	1,603,501	1,531,004	(1,541,224)	(2,264,941)

Net realized loss	$(7,743,662)	$(8,404,735)	$(3,323,454)	$(5,447,466)

Change in unrealized appreciation (depreciation) —
Investments	$(7,431,329)	$(7,873,367)	$(3,790,964)	$(10,417,762)
Financial futures contracts	(170,127)	(204,132)	377,874	1,092,500
Swap contracts	(174,561)	1,558	274,403	(692,720)

Net change in unrealized appreciation (depreciation)	$(7,776,017)	$(8,075,941)	$(3,138,687)	$(10,017,982)

Net realized and unrealized loss	$(15,519,679)	$(16,480,676)	$(6,462,141)	$(15,465,448)

Net decrease in net assets from operations	$(12,240,381)	$(12,998,213)	$(5,217,981)	$(12,503,831)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2009
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$1,272,610	$1,339,446	$1,927,770	$1,232,311
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,040,669)	(2,545,605)	(4,494,352)	(830,264)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,157,351)	(3,345,952)	(3,698,365)	(3,289,749)

Net decrease in net assets from operations	$(2,925,410)	$(4,552,111)	$(6,264,947)	$(2,887,702)

Distributions to shareholders —
From net investment income
Class A	$(1,018,680)	$(1,268,591)	$(1,483,058)	$(1,073,327)
Class B	(148,072)	(77,506)	(144,939)	(109,681)
Class C	(22,332)	(59,507)	(147,125)	(41,908)
Class I	(84,189)	—	(138,879)	—

Total distributions to shareholders	$(1,273,273)	$(1,405,604)	$(1,914,001)	$(1,224,916)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,382,136	$3,552,697	$3,223,347	$1,153,860
Class B	136,917	150,322	126,501	52,169
Class C	520,388	343,137	1,336,065	349,255
Class I	974,219	—	2,796,600	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	524,072	832,798	783,736	746,859
Class B	87,135	48,353	76,152	72,067
Class C	8,472	17,160	88,274	27,818
Class I	749	—	—	—
Cost of shares redeemed
Class A	(9,126,220)	(4,695,461)	(8,865,571)	(5,062,786)
Class B	(584,324)	(228,103)	(572,095)	(376,272)
Class C	(101,036)	(113,827)	(1,317,011)	(328,486)
Class I	(1,492,100)	—	(1,189,868)	—
Net asset value of shares exchanged
Class A	767,869	163,965	659,556	637,496
Class B	(767,869)	(163,965)	(659,556)	(637,496)

Net decrease in net assets from Fund share transactions	$(7,669,592)	$(92,924)	$(3,513,870)	$(3,365,516)

Net decrease in net assets	$(11,868,275)	$(6,050,639)	$(11,692,818)	$(7,478,134)

Net Assets

At beginning of period	$62,684,139	$63,552,070	$89,400,474	$58,305,555

At end of period	$50,815,864	$57,501,431	$77,707,656	$50,827,421

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(45,614)	$(161,996)	$(148,271)	$(60,919)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

For the Six Months Ended February 28, 2009
Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —
Net investment income	$1,004,060	$2,180,800	$2,168,297	$2,319,360
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,355,333)	(1,939,549)	(3,486,033)	(2,557,670)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,500,725)	(8,451,234)	(5,170,465)	(5,127,824)

Net decrease in net assets from operations	$(3,851,998)	$(8,209,983)	$(6,488,201)	$(5,366,134)

Distributions to shareholders —
From net investment income
Class A	$(922,423)	$(1,838,572)	$(2,009,858)	$(1,838,112)
Class B	(71,245)	(189,600)	(131,592)	(119,078)
Class C	(10,181)	(206,069)	(100,160)	(156,031)
Class I	—	(4,241)	—	(138,844)

Total distributions to shareholders	$(1,003,849)	$(2,238,482)	$(2,241,610)	$(2,252,065)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,506,726	$5,955,312	$4,645,753	$6,053,176
Class B	16,846	541,708	290,139	201,029
Class C	591,924	2,652,004	763,137	1,743,129
Class I	—	170,000	—	8,616,911
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	503,096	1,228,697	1,314,237	1,114,864
Class B	26,339	120,418	67,354	59,561
Class C	4,626	120,051	70,483	82,019
Class I	—	—	—	126
Cost of shares redeemed
Class A	(5,375,637)	(11,395,651)	(7,358,540)	(15,452,316)
Class B	(225,614)	(1,118,523)	(228,343)	(423,932)
Class C	—	(1,427,237)	(766,854)	(1,144,306)
Class I	—	(12,527)	—	(1,826,994)
Net asset value of shares exchanged
Class A	324,553	446,366	264,052	544,281
Class B	(324,553)	(446,366)	(264,052)	(544,281)

Net decrease in net assets from Fund share transactions	$(2,951,694)	$(3,165,748)	$(1,202,634)	$(976,733)

Net decrease in net assets	$(7,807,541)	$(13,614,213)	$(9,932,445)	$(8,594,932)

Net Assets

At beginning of period	$45,441,141	$101,789,233	$107,043,754	$102,090,702

At end of period	$37,633,600	$88,175,020	$97,111,309	$93,495,770

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(81,461)	$(5,615)	$(167,357)	$(46,324)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

For the Six Months Ended February 28, 2009
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$3,279,298	$3,482,463	$1,244,160	$2,961,617
Net realized loss from investment transactions, financial futures contracts and swap contracts	(7,743,662)	(8,404,735)	(3,323,454)	(5,447,466)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,776,017)	(8,075,941)	(3,138,687)	(10,017,982)

Net decrease in net assets from operations	$(12,240,381)	$(12,998,213)	$(5,217,981)	$(12,503,831)

Distributions to shareholders —
From net investment income
Class A	$(2,771,378)	$(2,442,748)	$(1,076,133)	$(2,508,656)
Class B	(276,656)	(212,875)	(96,587)	(269,715)
Class C	(348,346)	(398,879)	(90,996)	(198,731)
Class I	—	(535,378)	—	(132,450)

Total distributions to shareholders	$(3,396,380)	$(3,589,880)	$(1,263,716)	$(3,109,552)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,561,665	$13,895,389	$2,827,531	$7,093,750
Class B	867,895	356,644	295,607	551,353
Class C	3,016,354	3,707,927	1,686,027	1,955,944
Class I	—	5,523,734	—	8,713,879
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,931,227	1,639,713	684,846	1,495,621
Class B	180,597	139,726	63,501	179,715
Class C	239,791	241,912	53,270	144,022
Class I	—	1,915	—	—
Cost of shares redeemed
Class A	(17,653,560)	(20,064,078)	(5,688,355)	(10,224,569)
Class B	(903,848)	(699,375)	(343,593)	(1,869,395)
Class C	(2,057,251)	(3,826,272)	(422,057)	(748,350)
Class I	—	(7,473,645)	—	(385,957)
Net asset value of shares exchanged
Class A	924,225	431,713	253,150	714,710
Class B	(924,225)	(431,713)	(253,150)	(714,710)

Net increase (decrease) in net assets from Fund share transactions	$(5,817,130)	$(6,556,410)	$(843,223)	$6,906,013

Net decrease in net assets	$(21,453,891)	$(23,144,503)	$(7,324,920)	$(8,707,370)

Net Assets

At beginning of period	$155,558,236	$165,478,841	$58,543,369	$132,912,370

At end of period	$134,104,345	$142,334,338	$51,218,449	$124,205,000

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(342,459)	$(349,623)	$(94,247)	$(196,353)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

For the Year Ended August 31, 2008
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,424,141	$2,765,295	$3,700,508	$2,532,596
Net realized loss from investment transactions, financial futures contracts and swap contracts	(516,088)	(1,239,974)	(1,499,872)	(455,168)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,049,849)	(2,374,165)	(2,392,771)	(1,927,602)

Net increase (decrease) in net assets from operations	$858,204	$(848,844)	$(192,135)	$149,826

Distributions to shareholders —
From net investment income
Class A	$(1,966,064)	$(2,552,169)	$(3,084,791)	$(2,203,767)
Class B	(326,016)	(179,561)	(350,187)	(257,596)
Class C	(40,006)	(97,757)	(239,359)	(78,926)
Class I	(47,154)	—	(26,394)	—
From net realized gain
Class A	(213,483)	—	—	—
Class B	(42,294)	—	—	—
Class C	(9,634)	—	—	—

Total distributions to shareholders	$(2,644,651)	$(2,829,487)	$(3,700,731)	$(2,540,289)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,990,808	$10,676,945	$16,778,465	$5,022,276
Class B	396,835	228,040	323,502	104,100
Class C	1,492,756	1,441,846	4,851,647	1,168,788
Class I	4,360,486	—	4,615,476	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,143,185	1,520,986	1,667,914	1,457,458
Class B	221,421	97,556	193,297	164,022
Class C	28,486	28,648	150,750	64,387
Cost of shares redeemed
Class A	(5,805,012)	(10,236,852)	(16,383,272)	(6,086,897)
Class B	(1,110,296)	(934,823)	(2,515,230)	(1,029,774)
Class C	(1,817,388)	(1,079,675)	(3,316,870)	(948,063)
Class I	(352,247)	—	(22,049)	—
Net asset value of shares exchanged
Class A	1,310,007	374,675	657,730	785,340
Class B	(1,310,007)	(374,675)	(657,730)	(785,340)

Net increase (decrease) in net assets from Fund share transactions	$7,549,034	$1,742,671	$6,343,630	$(83,703)

Net increase (decrease) in net assets	$5,762,587	$(1,935,660)	$2,450,764	$(2,474,166)

Net Assets

At beginning of year	$56,921,552	$65,487,730	$86,949,710	$60,779,721

At end of year	$62,684,139	$63,552,070	$89,400,474	$58,305,555

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(44,951)	$(95,838)	$(162,040)	$(68,314)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2008
Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —
Net investment income	$1,938,153	$4,210,781	$4,398,971	$4,265,119
Net realized loss from investment transactions, financial futures contracts and swap contracts	(588,345)	(885,216)	(1,904,557)	(1,408,684)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,632,457)	(2,918,919)	(2,412,475)	(2,661,362)

Net increase (decrease) in net assets from operations	$(282,649)	$406,646	$81,939	$195,073

Distributions to shareholders —
From net investment income
Class A	$(1,800,900)	$(3,567,930)	$(3,961,677)	$(3,693,161)
Class B	(162,515)	(428,617)	(294,780)	(264,702)
Class C	(3,203)	(330,168)	(172,033)	(240,867)
Class I	—	(1,415)	—	(12,381)

Total distributions to shareholders	$(1,966,618)	$(4,328,130)	$(4,428,490)	$(4,211,111)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,699,720	$25,801,692	$20,351,449	$18,544,885
Class B	225,387	490,490	862,728	518,360
Class C	237,722	5,547,770	1,766,679	5,875,502
Class I	—	95,000	—	1,338,802
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	905,857	2,417,205	2,535,602	2,149,544
Class B	56,221	266,096	152,841	129,363
Class C	3,178	213,152	122,555	143,893
Cost of shares redeemed
Class A	(7,781,172)	(19,614,960)	(15,942,929)	(11,495,596)
Class B	(466,875)	(1,936,411)	(2,019,254)	(1,671,897)
Class C	—	(2,458,628)	(615,564)	(2,526,344)
Class I	—	(8,507)	—	(372,016)
Net asset value of shares exchanged
Class A	193,201	1,264,284	875,203	682,633
Class B	(193,201)	(1,264,284)	(875,203)	(682,633)

Net increase in net assets from Fund share transactions	$2,880,038	$10,812,899	$7,214,107	$12,634,496

Net increase in net assets	$630,771	$6,891,415	$2,867,556	$8,618,458

Net Assets

At beginning of year	$44,810,370	$94,897,818	$104,176,198	$93,472,244

At end of year	$45,441,141	$101,789,233	$107,043,754	$102,090,702

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(81,672)	$52,067	$(94,044)	$(113,619)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2008
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$6,373,834	$6,258,464	$2,501,510	$5,928,013
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,785,713)	(6,353,208)	(1,327,310)	(4,383,457)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,036,564)	(3,009,180)	(1,517,279)	(4,427,908)

Net decrease in net assets from operations	$(2,448,443)	$(3,103,924)	$(343,079)	$(2,883,352)

Distributions to shareholders —
From net investment income
Class A	$(5,410,642)	$(4,857,426)	$(2,149,863)	$(4,962,763)
Class B	(599,917)	(489,402)	(207,010)	(623,997)
Class C	(455,285)	(656,434)	(127,029)	(291,995)
Class I	—	(288,441)	—	(9,866)

Total distributions to shareholders	$(6,465,844)	$(6,291,703)	$(2,483,902)	$(5,888,621)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$34,349,610	$35,777,637	$8,021,871	$30,139,923
Class B	1,824,285	1,227,486	182,469	1,880,543
Class C	10,834,270	12,116,920	2,441,537	6,244,053
Class I	—	24,426,983	—	1,365,408
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,433,044	3,097,541	1,266,625	3,067,239
Class B	350,790	284,783	132,793	409,431
Class C	307,816	413,051	63,915	227,077
Class I	—	1,438	—	—
Cost of shares redeemed
Class A	(18,411,320)	(25,917,662)	(7,453,927)	(27,370,459)
Class B	(1,909,786)	(3,435,714)	(684,558)	(4,534,439)
Class C	(1,805,088)	(4,080,606)	(941,509)	(1,667,292)
Class I	—	(1,193,947)	—	—
Net asset value of shares exchanged
Class A	2,006,034	507,748	333,256	1,342,000
Class B	(2,006,034)	(507,748)	(333,256)	(1,342,000)

Net increase in net assets from Fund share transactions	$28,973,621	$42,717,910	$3,029,216	$9,761,484

Net increase in net assets	$20,059,334	$33,322,283	$202,235	$989,511

Net Assets

At beginning of year	$135,498,902	$132,156,558	$58,341,134	$131,922,859

At end of year	$155,558,236	$165,478,841	$58,543,369	$132,912,370

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(225,377)	$(242,206)	$(74,691)	$(48,418)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.330		$9.600	$9.910		$9.890	$9.800		$9.720

Income (loss) from operations

Net investment income(1)	$0.204		$0.402	$0.394		$0.401	$0.422		$0.454
Net realized and unrealized gain (loss)	(0.551)		(0.232)	(0.261)		0.026	0.099		0.085

Total income (loss) from operations	$(0.347)		$0.170	$0.133		$0.427	$0.521		$0.539

Less distributions

From net investment income	$(0.203)		$(0.395)	$(0.395)		$(0.407)	$(0.431)		$(0.459)
From net realized gain	—		(0.045)	(0.048)		—	—		—

Total distributions	$(0.203)		$(0.440)	$(0.443)		$(0.407)	$(0.431)		$(0.459)

Net asset value — End of period	$8.780		$9.330	$9.600		$9.910	$9.890		$9.800

Total Return(2)	(3.72	)%(8)	1.89%	1.30%		4.46%	5.43%		5.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,373		$49,124	$44,947		$43,163	$42,390		$40,225
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(3)	0.76%	0.75	%(4)	0.75%	0.76	%(5)	0.76	%(5)
Interest and fee expense(6)	0.09	%(3)	0.11%	0.16%		0.09%	0.05	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	0.87	%(3)	0.87%	0.91	%(4)	0.84%	0.81	%(5)	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.77	%(3)	0.74%	0.74	%(4)	0.73%	0.75	%(5)	0.76	%(5)
Net investment income	4.82	%(3)	4.20%	3.99%		4.11%	4.29%		4.63%
Portfolio Turnover of the Portfolio	—		—	—		—	—		23	%(7)
Portfolio Turnover of the Fund	8	%(8)	12%	29%		31%	16%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$10.270		$10.560	$10.900		$10.870	$10.770		$10.690

Income (loss) from operations

Net investment income(1)	$0.189		$0.363	$0.353		$0.362	$0.384		$0.423
Net realized and unrealized gain (loss)	(0.611)		(0.255)	(0.293)		0.034	0.108		0.080

Total income (loss) from operations	$(0.422)		$0.108	$0.060		$0.396	$0.492		$0.503

Less distributions

From net investment income	$(0.188)		$(0.353)	$(0.352)		$(0.366)	$(0.392)		$(0.423)
From net realized gain	—		(0.045)	(0.048)		—	—		—

Total distributions	$(0.188)		$(0.398)	$(0.400)		$(0.366)	$(0.392)		$(0.423)

Net asset value — End of period	$9.660		$10.270	$10.560		$10.900	$10.870		$10.770

Total Return(2)	(4.04	)%(9)	1.03%	0.51%		3.75%	4.81	%(3)	4.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,933		$8,643	$10,690		$13,854	$17,556		$19,947
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.52%	1.50	%(5)	1.50%	1.51	%(6)	1.52	%(6)
Interest and fee expense(7)	0.09	%(4)	0.11%	0.16%		0.09%	0.05	%(6)	0.03	%(6)
Total expenses before custodian fee reduction	1.62	%(4)	1.63%	1.66	%(5)	1.59%	1.56	%(6)	1.55	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.49%	1.49	%(5)	1.48%	1.50	%(6)	1.52	%(6)
Net investment income	4.05	%(4)	3.44%	3.25%		3.37%	3.55%		3.88%
Portfolio Turnover of the Portfolio	—		—	—		—	—		23	%(8)
Portfolio Turnover of the Fund	8	%(9)	12%	29%		31%	16%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.270		$10.560	$10.900		$10.830

Income (loss) from operations

Net investment income(2)	$0.189		$0.368	$0.351		$0.138
Net realized and unrealized gain (loss)	(0.611)		(0.259)	(0.291)		0.089

Total income (loss) from operations	$(0.422)		$0.109	$0.060		$0.227

Less distributions

From net investment income	$(0.188)		$(0.354)	$(0.352)		$(0.157)
From net realized gain	—		(0.045)	(0.048)		—

Total distributions	$(0.188)		$(0.399)	$(0.400)		$(0.157)

Net asset value — End of period	$9.660		$10.270	$10.560		$10.900

Total Return(3)	(4.04	)%(8)	1.03%	0.51%		2.13	%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,327		$958	$1,285		$598
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.51%	1.50	%(5)	1.50	%(4)
Interest and fee expense(6)	0.09	%(4)	0.11%	0.16%		0.09	%(4)
Total expenses before custodian fee reduction	1.62	%(4)	1.62%	1.66	%(5)	1.59	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.49%	1.49	%(5)	1.48	%(4)
Net investment income	4.07	%(4)	3.48%	3.23%		2.85	%(4)
Portfolio Turnover	8	%(8)	12%	29%		31	%(7)

(1)	For the period from the start of business, March 21, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the Fund’s year ended August 31, 2006.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class I
	Six Months Ended
	February 28, 2009		Period Ended
	(Unaudited)		August 31, 2008(1)

Net asset value — Beginning of period	$9.340		$9.040

Income (loss) from operations

Net investment income(2)	$0.211		$0.209
Net realized and unrealized gain (loss)	(0.559)		0.300

Total income (loss) from operations	$(0.348)		$0.509

Less distributions

From net investment income	$(0.212)		$(0.209)

Total distributions	$(0.212)		$(0.209)

Net asset value — End of period	$8.780		$9.340

Total Return(3)	(3.63	)%(7)	5.64	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,183		$3,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(4)	0.56	%(4)
Interest and fee expense(5)	0.09	%(4)	0.11	%(4)
Total expenses before custodian fee reduction	0.67	%(4)	0.67	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.57	%(4)	0.54	%(4)
Net investment income	4.98	%(4)	4.47	%(4)
Portfolio Turnover	8	%(7)	12	%(6)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the Fund’s year ended August 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)(1)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.160		$9.710	$9.970		$9.870	$9.880		$9.730

Income (loss) from operations

Net investment income(1)	$0.199		$0.415	$0.419		$0.438	$0.460		$0.483
Net realized and unrealized gain (loss)	(0.840)		(0.540)	(0.254)		0.100	(0.002)		0.150

Total income (loss) from operations	$(0.641)		$(0.125)	$0.165		$0.538	$0.458		$0.633

Less distributions

From net investment income	$(0.209)		$(0.425)	$(0.425)		$(0.438)	$(0.468)		$(0.483)

Total distributions	$(0.209)		$(0.425)	$(0.425)		$(0.438)	$(0.468)		$(0.483)

Net asset value — End of period	$8.310		$9.160	$9.710		$9.970	$9.870		$9.880

Total Return(2)	(7.00	)%(8)	(1.21)%	1.61%		5.61%	4.74%		6.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,960		$56,405	$57,319		$46,779	$36,014		$33,215
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(3)	0.76%	0.75	%(4)	0.74%	0.74	%(5)	0.72	%(5)
Interest and fee expense(6)	0.08	%(3)	0.14%	0.20%		0.21%	0.13	%(5)	0.07	%(5)
Total expenses before custodian fee reduction	0.86	%(3)	0.90%	0.95	%(4)	0.95%	0.87	%(5)	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.77	%(3)	0.73%	0.72	%(4)	0.71%	0.73	%(5)	0.72	%(5)
Net investment income	4.96	%(3)	4.37%	4.19%		4.46%	4.65%		4.86%
Portfolio Turnover of the Portfolio	—		—	—		—	—		15	%(7)
Portfolio Turnover of the Fund	4	%(8)	15%	26%		18%	14%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.850		$10.430	$10.710		$10.610	$10.610		$10.460

Income (loss) from operations

Net investment income(1)	$0.182		$0.371	$0.372		$0.393	$0.416		$0.443
Net realized and unrealized gain (loss)	(0.912)		(0.573)	(0.275)		0.098	0.007		0.145

Total income (loss) from operations	$(0.730)		$(0.202)	$0.097		$0.491	$0.423		$0.588

Less distributions

From net investment income	$(0.190)		$(0.378)	$(0.377)		$(0.391)	$(0.423)		$(0.438)

Total distributions	$(0.190)		$(0.378)	$(0.377)		$(0.391)	$(0.423)		$(0.438)

Net asset value — End of period	$8.930		$9.850	$10.430		$10.710	$10.610		$10.610

Total Return(2)	(7.32	)%(9)	(1.97)%	0.85%		4.75%	4.23	%(3)	5.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,567		$4,157	$5,413		$8,166	$8,924		$10,354
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.50%	1.50	%(5)	1.50%	1.49	%(6)	1.47	%(6)
Interest and fee expense(7)	0.08	%(4)	0.14%	0.20%		0.21%	0.13	%(6)	0.07	%(6)
Total expenses before custodian fee reduction	1.61	%(4)	1.64%	1.70	%(5)	1.71%	1.62	%(6)	1.54	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.48%	1.47	%(5)	1.46%	1.48	%(6)	1.47	%(6)
Net investment income	4.21	%(4)	3.63%	3.47%		3.72%	3.92%		4.13%
Portfolio Turnover of the Portfolio	—		—	—		—	—		15	%(8)
Portfolio Turnover of the Fund	4	%(9)	15%	26%		18%	14%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.850		$10.420	$10.710		$10.550

Income (loss) from operations

Net investment income(2)	$0.181		$0.369	$0.364		$0.112
Net realized and unrealized gain (loss)	(0.911)		(0.562)	(0.277)		0.177

Total income (loss) from operations	$(0.730)		$(0.193)	$0.087		$0.289

Less distributions

From net investment income	$(0.190)		$(0.377)	$(0.377)		$(0.129)

Total distributions	$(0.190)		$(0.377)	$(0.377)		$(0.129)

Net asset value — End of period	$8.930		$9.850	$10.420		$10.710

Total Return(3)	(7.32	)%(8)	(1.88)%	0.76%		2.76	%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,974		$2,989	$2,756		$638
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.52%	1.50	%(5)	1.49	%(4)
Interest and fee expense(6)	0.08	%(4)	0.14%	0.20%		0.21	%(4)
Total expenses before custodian fee reduction	1.61	%(4)	1.66%	1.70	%(5)	1.70	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.48%	1.47	%(5)	1.46	%(4)
Net investment income	4.20	%(4)	3.62%	3.41%		3.07	%(4)
Portfolio Turnover	4	%(8)	15%	26%		18	%(7)

(1)	For the period from the start of business, April 28, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the Fund’s year ended August 31, 2006.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.730		$9.130	$9.460		$9.510	$9.480		$9.260

Income (loss) from operations

Net investment income(1)	$0.197		$0.393	$0.393		$0.420	$0.448		$0.473
Net realized and unrealized gain (loss)	(0.751)		(0.399)	(0.321)		(0.044)	0.039		0.213

Total income (loss) from operations	$(0.554)		$(0.006)	$0.072		$0.376	$0.487		$0.686

Less distributions

From net investment income	$(0.196)		$(0.394)	$(0.402)		$(0.426)	$(0.457)		$(0.466)

Total distributions	$(0.196)		$(0.394)	$(0.402)		$(0.426)	$(0.457)		$(0.466)

Net asset value — End of period	$7.980		$8.730	$9.130		$9.460	$9.510		$9.480

Total Return(2)	(6.22	)%(8)	(0.07)%	0.71%		4.10%	5.25%		7.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58,330		$68,832	$69,269		$49,431	$42,511		$38,229
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83	%(3)	0.77%	0.76	%(4)	0.75%	0.77	%(5)	0.78	%(5)
Interest and fee expense(6)	0.28	%(3)	0.21%	0.29%		0.45%	0.34	%(5)	0.24	%(5)
Total expenses before custodian fee reduction	1.11	%(3)	0.98%	1.05	%(4)	1.20%	1.11	%(5)	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.82	%(3)	0.74%	0.71	%(4)	0.73%	0.75	%(5)	0.78	%(5)
Net investment income	5.16	%(3)	4.37%	4.18%		4.49%	4.71%		5.02%
Portfolio Turnover of the Portfolio	—		—	—		—	2	%(7)	3	%(7)
Portfolio Turnover of the Fund	10	%(8)	34%	12%		20%	11%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.320		$9.750	$10.100		$10.150	$10.130		$9.900

Income (loss) from operations

Net investment income(1)	$0.180		$0.348	$0.347		$0.375	$0.404		$0.435
Net realized and unrealized gain (loss)	(0.794)		(0.433)	(0.343)		(0.046)	0.028		0.218

Total income (loss) from operations	$(0.614)		$(0.085)	$0.004		$0.329	$0.432		$0.653

Less distributions

From net investment income	$(0.176)		$(0.345)	$(0.354)		$(0.379)	$(0.412)		$(0.423)

Total distributions	$(0.176)		$(0.345)	$(0.354)		$(0.379)	$(0.412)		$(0.423)

Net asset value — End of period	$8.530		$9.320	$9.750		$10.100	$10.150		$10.130

Total Return(2)	(6.59	)%(9)	(0.78)%	(0.02)%		3.35%	4.52	%(3)	6.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,505		$8,301	$11,363		$13,382	$15,075		$15,860
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.52%	1.51	%(5)	1.50%	1.52	%(6)	1.53	%(6)
Interest and fee expense(7)	0.28	%(4)	0.21%	0.29%		0.45%	0.34	%(6)	0.24	%(6)
Total expenses before custodian fee reduction	1.85	%(4)	1.73%	1.80	%(5)	1.95%	1.86	%(6)	1.77	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.56	%(4)	1.49%	1.46	%(5)	1.48%	1.50	%(6)	1.53	%(6)
Net investment income	4.40	%(4)	3.62%	3.44%		3.75%	3.98%		4.27%
Portfolio Turnover of the Portfolio	—		—	—		—	2	%(8)	3	%(8)
Portfolio Turnover of the Fund	10	%(9)	34%	12%		20%	11%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.330		$9.760	$10.100		$9.980

Income (loss) from operations

Net investment income(2)	$0.180		$0.345	$0.342		$0.116
Net realized and unrealized gain (loss)	(0.794)		(0.429)	(0.328)		0.133	(3)

Total income (loss) from operations	$(0.614)		$(0.084)	$0.014		$0.249

Less distributions

From net investment income	$(0.176)		$(0.346)	$(0.354)		$(0.129)

Total distributions	$(0.176)		$(0.346)	$(0.354)		$(0.129)

Net asset value — End of period	$8.540		$9.330	$9.760		$10.100

Total Return(4)	(6.49	)%(9)	(0.88)%	0.08%		2.52	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,050		$7,688	$6,318		$1,185
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58	%(5)	1.53%	1.51	%(6)	1.50	%(5)
Interest and fee expense(7)	0.28	%(5)	0.21%	0.29%		0.45	%(5)
Total expenses before custodian fee reduction	1.86	%(5)	1.74%	1.80	%(6)	1.95	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(5)	1.49%	1.46	%(6)	1.48	%(5)
Net investment income	4.41	%(5)	3.60%	3.41%		3.28	%(5)
Portfolio Turnover	10	%(9)	34%	12%		20	%(8)

(1)	For the period from the start of business, April 25, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the Fund’s year ended August 31, 2006.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class I
	Six Months Ended
	February 28, 2009		Period Ended
	(Unaudited)		August 31, 2008(1)

Net asset value — Beginning of period	$8.750		$8.400

Income (loss) from operations

Net investment income(2)	$0.205		$0.208
Net realized and unrealized gain (loss)	(0.751)		0.347

Total income (loss) from operations	$(0.546)		$0.555

Less distributions

From net investment income	$(0.204)		$(0.205)

Total distributions	$(0.204)		$(0.205)

Net asset value — End of period	$8.000		$8.750

Total Return(3)	(6.11	)%(7)	6.62	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,823		$4,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.63	%(4)	0.58	%(4)
Interest and fee expense(5)	0.28	%(4)	0.21	%(4)
Total expenses before custodian fee reduction	0.91	%(4)	0.79	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.62	%(4)	0.55	%(4)
Net investment income	5.39	%(4)	4.75	%(4)
Portfolio Turnover	10	%(7)	34	%(6)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the Fund’s year ended August 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.610		$8.970	$9.240		$9.320	$9.320		$9.240

Income (loss) from operations

Net investment income(1)	$0.193		$0.386	$0.399		$0.400	$0.424		$0.442
Net realized and unrealized gain (loss)	(0.571)		(0.359)	(0.277)		(0.074)	0.005	(2)	0.077

Total income (loss) from operations	$(0.378)		$0.027	$0.122		$0.326	$0.429		$0.519

Less distributions

From net investment income	$(0.192)		$(0.387)	$(0.392)		$(0.406)	$(0.429)		$(0.439)

Total distributions	$(0.192)		$(0.387)	$(0.392)		$(0.406)	$(0.429)		$(0.439)

Net asset value — End of period	$8.040		$8.610	$8.970		$9.240	$9.320		$9.320

Total Return(3)	(4.31	)%(9)	0.29%	1.31%		3.63%	4.71%		5.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,825		$49,880	$50,736		$52,188	$50,371		$47,288
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(6)	0.77%	0.78	%(4)	0.79%	0.77	%(5)	0.78	%(5)
Interest and fee expense(7)	—		0.03%	0.06%		0.06%	0.05	%(5)	0.02	%(5)
Total expenses before custodian fee reduction	0.77	%(6)	0.80%	0.84	%(4)	0.85%	0.82	%(5)	0.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(6)	0.75%	0.76	%(4)	0.76%	0.75	%(5)	0.77	%(5)
Net investment income	4.95	%(6)	4.35%	4.35%		4.37%	4.56%		4.77%
Portfolio Turnover of the Portfolio	—		—	—		—	—		3	%(8)
Portfolio Turnover of the Fund	10	%(9)	19%	14%		11%	22%		—

(1)	Computed using average shares outstanding.

(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.300		$9.680	$9.970		$10.050	$10.060		$9.970

Income (loss) from operations

Net investment income(1)	$0.176		$0.345	$0.356		$0.359	$0.384		$0.406
Net realized and unrealized gain (loss)	(0.623)		(0.383)	(0.298)		(0.076)	(0.007)		0.081

Total income (loss) from operations	$(0.447)		$(0.038)	$0.058		$0.283	$0.377		$0.487

Less distributions

From net investment income	$(0.173)		$(0.342)	$(0.348)		$(0.363)	$(0.387)		$(0.397)

Total distributions	$(0.173)		$(0.342)	$(0.348)		$(0.363)	$(0.387)		$(0.397)

Net asset value — End of period	$8.680		$9.300	$9.680		$9.970	$10.050		$10.060

Total Return(2)	(4.74	)%(9)	(0.41)%	0.56%		2.92%	3.99	%(3)	4.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,905		$6,236	$8,050		$10,122	$13,305		$16,433
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.52%	1.53	%(5)	1.54%	1.52	%(6)	1.53	%(6)
Interest and fee expense(7)	—		0.03%	0.06%		0.06%	0.05	%(6)	0.02	%(6)
Total expenses before custodian fee reduction	1.52	%(4)	1.55%	1.59	%(5)	1.60%	1.57	%(6)	1.55	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.50%	1.51	%(5)	1.51%	1.50	%(6)	1.52	%(6)
Net investment income	4.18	%(4)	3.60%	3.60%		3.63%	3.82%		4.00%
Portfolio Turnover of the Portfolio	—		—	—		—	—		3	%(8)
Portfolio Turnover of the Fund	10	%(9)	19%	14%		11%	22%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.300		$9.680	$9.970		$9.940

Income (loss) from operations

Net investment income(2)	$0.176		$0.346	$0.354		$0.147
Net realized and unrealized gain (loss)	(0.623)		(0.384)	(0.296)		0.037	(3)

Total income (loss) from operations	$(0.447)		$(0.038)	$0.058		$0.184

Less distributions

From net investment income	$(0.173)		$(0.342)	$(0.348)		$(0.154)

Total distributions	$(0.173)		$(0.342)	$(0.348)		$(0.154)

Net asset value — End of period	$8.680		$9.300	$9.680		$9.970

Total Return(4)	(4.74	)%(9)	(0.41)%	0.56%		1.89	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,098		$2,189	$1,994		$297
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(5)	1.52%	1.53	%(6)	1.54	%(5)
Interest and fee expense(7)	—		0.03%	0.06%		0.06	%(5)
Total expenses before custodian fee reduction	1.52	%(5)	1.55%	1.59	%(6)	1.60	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(5)	1.50%	1.51	%(6)	1.51	%(5)
Net investment income	4.20	%(5)	3.61%	3.59%		3.37	%(5)
Portfolio Turnover	10	%(9)	19%	14%		11	%(8)

(1)	For the period from the start of business, March 23, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the Fund’s year ended August 31, 2006.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.170		$9.660	$9.960		$9.960	$9.840		$9.610

Income (loss) from operations

Net investment income(1)	$0.213		$0.423	$0.425		$0.449	$0.460		$0.485
Net realized and unrealized gain (loss)	(0.911)		(0.484)	(0.285)		—	0.123		0.217

Total income (loss) from operations	$(0.698)		$(0.061)	$0.140		$0.449	$0.583		$0.702

Less distributions

From net investment income	$(0.212)		$(0.429)	$(0.440)		$(0.449)	$(0.463)		$(0.472)

Total distributions	$(0.212)		$(0.429)	$(0.440)		$(0.449)	$(0.463)		$(0.472)

Net asset value — End of period	$8.260		$9.170	$9.660		$9.960	$9.960		$9.840

Total Return(2)	(7.49	)%(8)	(0.65)%	1.36%		4.66%	6.04%		7.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,804		$41,310	$40,323		$26,972	$22,317		$17,793
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(3)	0.72%	0.72	%(4)	0.71%	0.76	%(5)	0.76	%(5)
Interest and fee expense(6)	0.06	%(3)	0.15%	0.26%		0.26%	0.14	%(5)	0.08	%(5)
Total expenses before custodian fee reduction	0.80	%(3)	0.87%	0.98	%(4)	0.97%	0.90	%(5)	0.84	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(3)	0.70%	0.67	%(4)	0.68%	0.75	%(5)	0.75	%(5)
Net investment income	5.32	%(3)	4.46%	4.28%		4.57%	4.63%		4.98%
Portfolio Turnover of the Portfolio	—		—	—		—	—		9	%(7)
Portfolio Turnover of the Fund	18	%(8)	22%	19%		30%	12%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.690		$10.210	$10.530		$10.520	$10.400		$10.150

Income (loss) from operations

Net investment income(1)	$0.192		$0.373	$0.374		$0.399	$0.411		$0.438
Net realized and unrealized gain (loss)	(0.962)		(0.519)	(0.309)		0.006	0.120		0.233

Total income (loss) from operations	$(0.770)		$(0.146)	$0.065		$0.405	$0.531		$0.671

Less distributions

From net investment income	$(0.190)		$(0.374)	$(0.385)		$(0.395)	$(0.411)		$(0.421)

Total distributions	$(0.190)		$(0.374)	$(0.385)		$(0.395)	$(0.411)		$(0.421)

Net asset value — End of period	$8.730		$9.690	$10.210		$10.530	$10.520		$10.400

Total Return(2)	(7.86	)%(9)	(1.46)%	0.57%		3.97%	5.36	%(3)	6.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,986		$3,891	$4,487		$6,124	$8,285		$9,444

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.47%	1.47	%(5)	1.47%	1.51	%(6)	1.51	%(6)
Interest and fee expense(7)	0.06	%(4)	0.15%	0.26%		0.26%	0.14	%(6)	0.08	%(6)
Total expenses before custodian fee reduction	1.55	%(4)	1.62%	1.73	%(5)	1.73%	1.65	%(6)	1.59	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.45%	1.42	%(5)	1.44%	1.50	%(6)	1.50	%(6)
Net investment income	4.55	%(4)	3.71%	3.56%		3.84%	3.91%		4.23%
Portfolio Turnover of the Portfolio	—		—	—		—	—		9	%(8)
Portfolio Turnover of the Fund	18	%(9)	22%	19%		30%	12%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class C
	Six Months Ended
	February 28, 2009		Period Ended
	(Unaudited)		August 31, 2008(1)

Net asset value — Beginning of period	$9.710		$10.230

Income (loss) from operations

Net investment income(2)	$0.189		$0.286
Net realized and unrealized loss	(0.969)		(0.528)

Total loss from operations	$(0.780)		$(0.242)

Less distributions

From net investment income	$(0.190)		$(0.278)

Total distributions	$(0.190)		$(0.278)

Net asset value — End of period	$8.740		$9.710

Total Return(3)	(7.85	)%(7)	(2.47	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$844		$240
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.47	%(4)
Interest and fee expense(5)	0.06	%(4)	0.15	%(4)
Total expenses before custodian fee reduction	1.53	%(4)	1.62	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.44	%(4)
Net investment income	4.52	%(4)	3.90	%(4)
Portfolio Turnover	18	%(7)	22	%(6)

(1)	For the period from the start of business, December 4, 2007, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the Fund’s year ended August 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.900		$9.260	$9.620		$9.590	$9.490		$9.500

Income (loss) from operations

Net investment income(1)	$0.201		$0.404	$0.411		$0.454	$0.442		$0.459
Net realized and unrealized gain (loss)	(0.884)		(0.348)	(0.347)		0.005	0.094		0.022

Total income (loss) from operations	$(0.683)		$0.056	$0.064		$0.459	$0.536		$0.481

Less distributions

From net investment income	$(0.207)		$(0.416)	$(0.424)		$(0.429)	$(0.436)		$(0.449)
From net realized gain	—		—	—		—	—		(0.042)

Total distributions	$(0.207)		$(0.416)	$(0.424)		$(0.429)	$(0.436)		$(0.491)

Net asset value — End of period	$8.010		$8.900	$9.260		$9.620	$9.590		$9.490

Total Return(2)	(7.60	)%(8)	0.60%	0.59%		4.94%	5.77%		5.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,604		$81,774	$75,025		$55,380	$45,791		$45,913
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.86	%(3)	0.77%	0.78	%(4)	0.79%	0.80	%(5)	0.79	%(5)
Interest and fee expense(6)	0.17	%(3)	0.23%	0.41%		0.76%	0.28	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	1.03	%(3)	1.00%	1.19	%(4)	1.55%	1.08	%(5)	0.82	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.83	%(3)	0.74%	0.73	%(4)	0.76%	0.79	%(5)	0.79	%(5)
Net investment income	5.13	%(3)	4.41%	4.29%		4.78%	4.64%		4.84%
Portfolio Turnover of the Portfolio	—		—	—		—	—		12	%(7)
Portfolio Turnover of the Fund	5	%(8)	15%	6%		15%	10%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.700		$10.090	$10.490		$10.460	$10.350		$10.360

Income (loss) from operations

Net investment income(1)	$0.187		$0.368	$0.373		$0.419	$0.405		$0.426
Net realized and unrealized gain (loss)	(0.956)		(0.382)	(0.388)		0.002	0.103		0.018

Total income (loss) from operations	$(0.769)		$(0.014)	$(0.015)		$0.421	$0.508		$0.444

Less distributions

From net investment income	$(0.191)		$(0.376)	$(0.385)		$(0.391)	$(0.398)		$(0.412)
From net realized gain	—		—	—		—	—		(0.042)

Total distributions	$(0.191)		$(0.376)	$(0.385)		$(0.391)	$(0.398)		$(0.454)

Net asset value — End of period	$8.740		$9.700	$10.090		$10.490	$10.460		$10.350

Total Return(2)	(7.87	)%(9)	(0.15)%	(0.22)%		4.14%	5.17	%(3)	4.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,185		$10,140	$12,995		$17,178	$19,783		$25,455
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(4)	1.52%	1.53	%(5)	1.54%	1.55	%(6)	1.54	%(6)
Interest and fee expense(7)	0.17	%(4)	0.23%	0.41%		0.76%	0.28	%(6)	0.03	%(6)
Total expenses before custodian fee reduction	1.78	%(4)	1.75%	1.94	%(5)	2.30%	1.83	%(6)	1.57	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(4)	1.48%	1.48	%(5)	1.51%	1.54	%(6)	1.54	%(6)
Net investment income	4.37	%(4)	3.67%	3.56%		4.05%	3.90%		4.05%
Portfolio Turnover of the Portfolio	—		—	—		—	—		12	%(8)
Portfolio Turnover of the Fund	5	%(9)	15%	6%		15%	10%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.710		$10.090	$10.470		$10.340

Income (loss) from operations

Net investment income(2)	$0.188		$0.364	$0.366		$0.115
Net realized and unrealized gain (loss)	(0.967)		(0.368)	(0.361)		0.146

Total income (loss) from operations	$(0.779)		$(0.004)	$0.005		$0.261

Less distributions

From net investment income	$(0.191)		$(0.376)	$(0.385)		$(0.131)

Total distributions	$(0.191)		$(0.376)	$(0.385)		$(0.131)

Net asset value — End of period	$8.740		$9.710	$10.090		$10.470

Total Return(3)	(7.96	)%(8)	(0.05)%	(0.03)%		2.54	%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,133		$9,790	$6,878		$342
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(4)	1.53%	1.53	%(5)	1.54	%(4)
Interest and fee expense(6)	0.17	%(4)	0.23%	0.41%		0.76	%(4)
Total expenses before custodian fee reduction	1.78	%(4)	1.76%	1.94	%(5)	2.30	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(4)	1.49%	1.48	%(5)	1.51	%(4)
Net investment income	4.39	%(4)	3.65%	3.53%		3.31	%(4)
Portfolio Turnover	5	%(8)	15%	6%		15	%(7)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the Fund’s year ended August 31, 2006.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class I
	Six Months Ended
	February 28, 2009		Period Ended
	(Unaudited)		August 31, 2008(1)

Net asset value — Beginning of period	$8.900		$8.600

Income (loss) from operations

Net investment income(2)	$0.211		$0.206
Net realized and unrealized gain (loss)	(0.886)		0.310

Total income (loss) from operations	$(0.675)		$0.516

Less distributions

From net investment income	$(0.215)		$(0.216)

Total distributions	$(0.215)		$(0.216)

Net asset value — End of period	$8.010		$8.900

Total Return(3)	(7.50	)%(7)	6.01	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$253		$85
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.64	%(4)	0.58	%(4)
Interest and fee expense(5)	0.17	%(4)	0.23	%(4)
Total expenses before custodian fee reduction	0.81	%(4)	0.81	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.63	%(4)	0.54	%(4)
Net investment income	5.45	%(4)	4.60	%(4)
Portfolio Turnover	5	%(7)	15	%(6)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the Fund’s year ended August 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.370		$9.750	$10.120		$10.180	$10.080		$9.890

Income (loss) from operations

Net investment income(1)	$0.196		$0.406	$0.415		$0.441	$0.462		$0.497
Net realized and unrealized gain (loss)	(0.733)		(0.377)	(0.368)		(0.058)	0.116		0.232

Total income (loss) from operations	$(0.537)		$0.029	$0.047		$0.383	$0.578		$0.729

Less distributions

From net investment income	$(0.203)		$(0.409)	$(0.417)		$(0.443)	$(0.478)		$(0.539)

Total distributions	$(0.203)		$(0.409)	$(0.417)		$(0.443)	$(0.478)		$(0.539)

Net asset value — End of period	$8.630		$9.370	$9.750		$10.120	$10.180		$10.080

Total Return(2)	(5.65	)%(8)	0.29%	0.41%		3.91%	5.87%		7.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,295		$94,078	$90,059		$64,947	$55,806		$44,385
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(3)	0.76%	0.75	%(4)	0.75%	0.79	%(5)	0.81	%(5)
Interest and fee expense(6)	0.07	%(3)	0.08%	0.17%		0.27%	0.21	%(5)	0.13	%(5)
Total expenses before custodian fee reduction	0.89	%(3)	0.84%	0.92	%(4)	1.02%	1.00	%(5)	0.94	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.80	%(3)	0.74%	0.71	%(4)	0.71%	0.76	%(5)	0.80	%(5)
Net investment income	4.69	%(3)	4.21%	4.12%		4.41%	4.58%		4.99%
Portfolio Turnover of the Portfolio	—		—	—		—	—		10	%(7)
Portfolio Turnover of the Fund	16	%(8)	18%	20%		27%	6%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$10.360		$10.770	$11.180		$11.250	$11.140		$10.930

Income (loss) from operations

Net investment income(1)	$0.182		$0.370	$0.377		$0.407	$0.429		$0.474
Net realized and unrealized gain (loss)	(0.825)		(0.410)	(0.409)		(0.071)	0.125		0.244

Total income (loss) from operations	$(0.643)		$(0.040)	$(0.032)		$0.336	$0.554		$0.718

Less distributions

From net investment income	$(0.187)		$(0.370)	$(0.378)		$(0.406)	$(0.444)		$(0.508)

Total distributions	$(0.187)		$(0.370)	$(0.378)		$(0.406)	$(0.444)		$(0.508)

Net asset value — End of period	$9.530		$10.360	$10.770		$11.180	$11.250		$11.140

Total Return(2)	(6.14	)%(9)	(0.39)%	(0.35)%		3.10%	5.26	%(3)	6.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,669		$7,404	$9,626		$11,169	$13,142		$12,903
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.51%	1.50	%(5)	1.50%	1.54	%(6)	1.56	%(6)
Interest and fee expense(7)	0.07	%(4)	0.08%	0.17%		0.27%	0.21	%(6)	0.13	%(6)
Total expenses before custodian fee reduction	1.64	%(4)	1.59%	1.67	%(5)	1.77%	1.75	%(6)	1.69	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(4)	1.49%	1.46	%(5)	1.46%	1.51	%(6)	1.55	%(6)
Net investment income	3.94	%(4)	3.47%	3.38%		3.68%	3.85%		4.26%
Portfolio Turnover of the Portfolio	—		—	—		—	—		10	%(8)
Portfolio Turnover of the Fund	16	%(9)	18%	20%		27%	6%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.350		$10.770	$11.170		$11.140

Income (loss) from operations

Net investment income(2)	$0.182		$0.364	$0.371		$0.189
Net realized and unrealized gain (loss)	(0.815)		(0.414)	(0.393)		0.052	(3)

Total income (loss) from operations	$(0.633)		$(0.050)	$(0.022)		$0.241

Less distributions

From net investment income	$(0.187)		$(0.370)	$(0.378)		$(0.211)

Total distributions	$(0.187)		$(0.370)	$(0.378)		$(0.211)

Net asset value — End of period	$9.530		$10.350	$10.770		$11.170

Total Return(4)	(6.05	)%(9)	(0.48)%	(0.26)%		2.20	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,147		$5,561	$4,491		$1,117
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(5)	1.52%	1.50	%(6)	1.50	%(5)
Interest and fee expense(7)	0.07	%(5)	0.08%	0.17%		0.27	%(5)
Total expenses before custodian fee reduction	1.64	%(5)	1.60%	1.67	%(6)	1.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(5)	1.49%	1.46	%(6)	1.46	%(5)
Net investment income	3.94	%(5)	3.42%	3.35%		3.17	%(5)
Portfolio Turnover	16	%(9)	18%	20%		27	%(8)

(1)	For the period from the start of business, February 16, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the Fund’s year ended August 31, 2006.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.810		$9.160	$9.370		$9.340	$9.390		$9.320

Income (loss) from operations

Net investment income(1)	$0.202		$0.400	$0.404		$0.410	$0.419		$0.436
Net realized and unrealized gain (loss)	(0.646)		(0.355)	(0.212)		0.025	(0.052)		0.071

Total income (loss) from operations	$(0.444)		$0.045	$0.192		$0.435	$0.367		$0.507

Less distributions

From net investment income	$(0.196)		$(0.395)	$(0.402)		$(0.405)	$(0.417)		$(0.437)

Total distributions	$(0.196)		$(0.395)	$(0.402)		$(0.405)	$(0.417)		$(0.437)

Net asset value — End of period	$8.170		$8.810	$9.160		$9.370	$9.340		$9.390

Total Return(2)	(4.83	)%(8)	0.49%	2.04%		4.80%	4.00%		5.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$71,486		$86,348	$79,909		$67,480	$57,823		$61,704
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.81	%(3)	0.78%	0.77	%(4)	0.77%	0.79	%(5)	0.79	%(5)
Interest and fee expense(6)	0.16	%(3)	0.29%	0.58%		0.38%	0.16	%(5)	0.19	%(5)
Total expenses before custodian fee reduction	0.97	%(3)	1.07%	1.35	%(4)	1.15%	0.95	%(5)	0.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.80	%(3)	0.75%	0.74	%(4)	0.75%	0.79	%(5)	0.79	%(5)
Net investment income	5.13	%(3)	4.41%	4.32%		4.43%	4.48%		4.65%
Portfolio Turnover of the Portfolio	—		—	—		—	—		19	%(7)
Portfolio Turnover of the Fund	34	%(8)	23%	9%		18%	8%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.470		$9.850	$10.080		$10.040	$10.100		$10.030

Income (loss) from operations

Net investment income(1)	$0.185		$0.357	$0.360		$0.368	$0.375		$0.402
Net realized and unrealized gain (loss)	(0.679)		(0.388)	(0.233)		0.032	(0.061)		0.062

Total income (loss) from operations	$(0.494)		$(0.031)	$0.127		$0.400	$0.314		$0.464

Less distributions

From net investment income	$(0.176)		$(0.349)	$(0.357)		$(0.360)	$(0.374)		$(0.394)

Total distributions	$(0.176)		$(0.349)	$(0.357)		$(0.360)	$(0.374)		$(0.394)

Net asset value — End of period	$8.800		$9.470	$9.850		$10.080	$10.040		$10.100

Total Return(2)	(5.13	)%(9)	(0.33)%	1.23%		4.09%	3.32	%(3)	4.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,479		$6,719	$8,683		$12,145	$15,344		$18,098
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56	%(4)	1.53%	1.52	%(5)	1.52%	1.54	%(6)	1.54	%(6)
Interest and fee expense(7)	0.16	%(4)	0.29%	0.58%		0.38%	0.16	%(6)	0.19	%(6)
Total expenses before custodian fee reduction	1.72	%(4)	1.82%	2.10	%(5)	1.90%	1.70	%(6)	1.73	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(4)	1.50%	1.49	%(5)	1.50%	1.54	%(6)	1.54	%(6)
Net investment income	4.38	%(4)	3.66%	3.57%		3.69%	3.73%		3.93%
Portfolio Turnover of the Portfolio	—		—	—		—	—		19	%(8)
Portfolio Turnover of the Fund	34	%(9)	23%	9%		18%	8%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.470		$9.850	$10.070		$9.910

Income (loss) from operations

Net investment income(2)	$0.185		$0.355	$0.357		$0.097
Net realized and unrealized gain (loss)	(0.679)		(0.386)	(0.220)		0.183(3)

Total income (loss) from operations	$(0.494)		$(0.031)	$0.137		$0.280

Less distributions

From net investment income	$(0.176)		$(0.349)	$(0.357)		$(0.120)

Total distributions	$(0.176)		$(0.349)	$(0.357)		$(0.120)

Net asset value — End of period	$8.800		$9.470	$9.850		$10.070

Total Return(4)	(5.13	)%(9)	(0.33)%	1.34%		2.85	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,210		$8,073	$4,880		$527
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56	%(5)	1.53%	1.51	%(6)	1.52	%(5)
Interest and fee expense(7)	0.16	%(5)	0.29%	0.58%		0.38	%(5)
Total expenses before custodian fee reduction	1.72	%(5)	1.82%	2.09	%(6)	1.90	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(5)	1.50%	1.48	%(6)	1.50	%(5)
Net investment income	4.38	%(5)	3.65%	3.56%		2.91	%(5)
Portfolio Turnover	34	%(9)	23%	9%		18	%(8)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the Fund’s year ended August 31, 2006.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class I

	Six Months Ended
	February 28, 2009		Period Ended
	(Unaudited)		August 31, 2008(1)

Net asset value — Beginning of period	$8.820		$8.550

Income (loss) from operations

Net investment income(2)	$0.209		$0.216
Net realized and unrealized gain (loss)	(0.625)		0.259

Total income (loss) from operations	$(0.416)		$0.475

Less distributions

From net investment income	$(0.204)		$(0.205)

Total distributions	$(0.204)		$(0.205)

Net asset value — End of period	$8.200		$8.820

Total Return(3)	(4.60	)%(7)	5.56	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,320		$950
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.61	%(4)	0.58	%(4)
Interest and fee expense(5)	0.16	%(4)	0.29	%(4)
Total expenses before custodian fee reduction	0.77	%(4)	0.87	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.61	%(4)	0.54	%(4)
Net investment income	5.36	%(4)	4.86	%(4)
Portfolio Turnover	34	%(7)	23	%(6)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the Fund’s year ended August 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.720		$9.260	$9.550		$9.460	$9.480		$9.420

Income (loss) from operations

Net investment income(1)	$0.197		$0.410	$0.411		$0.443	$0.470		$0.497
Net realized and unrealized gain (loss)	(0.853)		(0.533)	(0.278)		0.089	(0.015)		0.062

Total income (loss) from operations	$(0.656)		$(0.123)	$0.133		$0.532	$0.455		$0.559

Less distributions

From net investment income	$(0.204)		$(0.417)	$(0.423)		$(0.442)	$(0.475)		$(0.499)

Total distributions	$(0.204)		$(0.417)	$(0.423)		$(0.442)	$(0.475)		$(0.499)

Net asset value — End of period	$7.860		$8.720	$9.260		$9.550	$9.460		$9.480

Total Return(2)	(7.42	)%(8)	(1.36)%	1.34%		5.78%	4.91%		5.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$105,498		$124,199	$110,060		$73,764	$66,240		$55,604
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(3)	0.76%	0.78	%(4)	0.77%	0.80	%(5)	0.81	%(5)
Interest and fee expense(6)	0.20	%(3)	0.22%	0.47%		0.46%	0.26	%(5)	0.13	%(5)
Total expenses before custodian fee reduction	1.02	%(3)	0.98%	1.25	%(4)	1.23%	1.06	%(5)	0.94	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.81	%(3)	0.74%	0.75	%(4)	0.75%	0.79	%(5)	0.80	%(5)
Net investment income	5.18	%(3)	4.53%	4.31%		4.69%	4.96%		5.19%
Portfolio Turnover of the Portfolio	—		—	—		—	—		6	%(7)
Portfolio Turnover of the Fund	23	%(8)	34%	42%		15%	27%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.540		$10.120	$10.440		$10.340	$10.370		$10.300

Income (loss) from operations

Net investment income(1)	$0.184		$0.375	$0.376		$0.408	$0.438		$0.470
Net realized and unrealized gain (loss)	(0.936)		(0.577)	(0.312)		0.097	(0.026)		0.068

Total income (loss) from operations	$(0.752)		$(0.202)	$0.064		$0.505	$0.412		$0.538

Less distributions

From net investment income	$(0.188)		$(0.378)	$(0.384)		$(0.405)	$(0.442)		$(0.468)

Total distributions	$(0.188)		$(0.378)	$(0.384)		$(0.405)	$(0.442)		$(0.468)

Net asset value — End of period	$8.600		$9.540	$10.120		$10.440	$10.340		$10.370

Total Return(2)	(7.79	)%(9)	(2.04)%	0.56%		5.00%	4.24	%(3)	5.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,208		$14,432	$17,077		$21,015	$22,363		$24,787
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.51%	1.53	%(5)	1.52%	1.55	%(6)	1.56	%(6)
Interest and fee expense(7)	0.20	%(4)	0.22%	0.47%		0.46%	0.26	%(6)	0.13	%(6)
Total expenses before custodian fee reduction	1.77	%(4)	1.73%	2.00	%(5)	1.98%	1.81	%(6)	1.69	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.56	%(4)	1.49%	1.50	%(5)	1.50%	1.54	%(6)	1.55	%(6)
Net investment income	4.43	%(4)	3.77%	3.60%		3.96%	4.24%		4.45%
Portfolio Turnover of the Portfolio	—		—	—		—	—		6	%(8)
Portfolio Turnover of the Fund	23	%(4)	34%	42%		15%	27%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.550		$10.130	$10.440		$10.400

Income (loss) from operations

Net investment income(2)	$0.184		$0.373	$0.368		$0.172
Net realized and unrealized gain (loss)	(0.935)		(0.575)	(0.294)		0.061	(3)

Total income (loss) from operations	$(0.751)		$(0.202)	$0.074		$0.233

Less distributions

From net investment income	$(0.189)		$(0.378)	$(0.384)		$(0.193)

Total distributions	$(0.189)		$(0.378)	$(0.384)		$(0.193)

Net asset value — End of period	$8.610		$9.550	$10.130		$10.440

Total Return(4)	(7.78	)%(9)	(2.03)%	0.66%		2.27	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,398		$16,927	$8,362		$666
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(5)	1.52%	1.53	%(6)	1.52	%(5)
Interest and fee expense(7)	0.20	%(5)	0.22%	0.47%		0.46	%(5)
Total expenses before custodian fee reduction	1.77	%(5)	1.74%	2.00	%(6)	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(5)	1.49%	1.50	%(6)	1.50	%(5)
Net investment income	4.43	%(5)	3.78%	3.54%		3.32	%(5)
Portfolio Turnover	23	%(9)	34%	42%		15	%(8)

(1)	For the period from the start of business, March 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the Fund’s year ended August 31, 2006.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.100		$9.700	$10.050		$10.060	$9.710		$9.450

Income (loss) from operations

Net investment income(1)	$0.202		$0.420	$0.409		$0.423	$0.463		$0.508
Net realized and unrealized gain (loss)	(0.854)		(0.598)	(0.346)		(0.002)	0.370		0.265

Total income (loss) from operations	$(0.652)		$(0.178)	$0.063		$0.421	$0.833		$0.773

Less distributions

From net investment income	$(0.208)		$(0.422)	$(0.413)		$(0.431)	$(0.483)		$(0.513)

Total distributions	$(0.208)		$(0.422)	$(0.413)		$(0.431)	$(0.483)		$(0.513)

Net asset value — End of period	$8.240		$9.100	$9.700		$10.050	$10.060		$9.710

Total Return(2)	(7.16	)%(8)	(1.75)%	0.55%		4.35%	8.78%		8.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$95,682		$110,470	$103,975		$71,412	$50,593		$34,601
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(3)	0.77%	0.76	%(4)	0.75%	0.75	%(5)	0.75	%(5)
Interest and fee expense(6)	0.19	%(3)	0.22%	0.45%		0.37%	0.37	%(5)	0.23	%(5)
Total expenses before custodian fee reduction	0.98	%(3)	0.99%	1.21	%(4)	1.12%	1.12	%(5)	0.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.79	%(3)	0.75%	0.73	%(4)	0.73%	0.72	%(5)	0.75	%(5)
Net investment income	5.08	%(3)	4.44%	4.06%		4.28%	4.69%		5.22%
Portfolio Turnover of the Portfolio	—		—	—		—	—		40	%(7)
Portfolio Turnover of the Fund	30	%(8)	47%	33%		42%	29%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.650		$10.280	$10.660		$10.670	$10.300		$10.020

Income (loss) from operations

Net investment income(1)	$0.182		$0.371	$0.356		$0.372	$0.417		$0.465
Net realized and unrealized gain (loss)	(0.906)		(0.631)	(0.378)		(0.005)	0.387		0.283

Total income (loss) from operations	$(0.724)		$(0.260)	$(0.022)		$0.367	$0.804		$0.748

Less distributions

From net investment income	$(0.186)		$(0.370)	$(0.358)		$(0.377)	$(0.434)		$(0.468)

Total distributions	$(0.186)		$(0.370)	$(0.358)		$(0.377)	$(0.434)		$(0.468)

Net asset value — End of period	$8.740		$9.650	$10.280		$10.660	$10.670		$10.300

Total Return(2)	(7.42	)%(9)	(2.56)%	(0.29)%		3.57%	8.16	%(3)	7.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,593		$11,316	$14,559		$17,667	$18,039		$18,529
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(4)	1.52%	1.51	%(5)	1.50%	1.50	%(6)	1.50	%(6)
Interest and fee expense(7)	0.19	%(4)	0.22%	0.45%		0.37%	0.37	%(6)	0.23	%(6)
Total expenses before custodian fee reduction	1.74	%(4)	1.74%	1.96	%(5)	1.87%	1.87	%(6)	1.73	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(4)	1.50%	1.48	%(5)	1.48%	1.47	%(6)	1.50	%(6)
Net investment income	4.32	%(4)	3.69%	3.33%		3.55%	3.98%		4.50%
Portfolio Turnover of the Portfolio	—		—	—		—	—		40	%(8)
Portfolio Turnover of the Fund	30	%(9)	47%	33%		42%	29%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.660		$10.280	$10.660		$10.470

Income (loss) from operations

Net investment income(2)	$0.182		$0.369	$0.349		$0.218
Net realized and unrealized gain (loss)	(0.916)		(0.619)	(0.371)		0.199	(3)

Total income (loss) from operations	$(0.734)		$(0.250)	$(0.022)		$0.417

Less distributions

From net investment income	$(0.186)		$(0.370)	$(0.358)		$(0.227)

Total distributions	$(0.186)		$(0.370)	$(0.358)		$(0.227)

Net asset value — End of period	$8.740		$9.660	$10.280		$10.660

Total Return(4)	(7.51	)%(9)	(2.46)%	(0.29)%		4.04	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,815		$20,867	$13,623		$2,272
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(5)	1.52%	1.51	%(6)	1.50	%(5)
Interest and fee expense(7)	0.19	%(5)	0.22%	0.45%		0.37	%(5)
Total expenses before custodian fee reduction	1.74	%(5)	1.74%	1.96	%(6)	1.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(5)	1.50%	1.48	%(6)	1.48	%(5)
Net investment income	4.33	%(5)	3.69%	3.29%		3.27	%(5)
Portfolio Turnover	30	%(9)	47%	33%		42	%(8)

(1)	For the period from the start of business, January 12, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the Fund’s year ended August 31, 2006.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class I

	Six Months Ended
	February 28, 2009		Period Ended
	(Unaudited)		August 31, 2008(1)

Net asset value — Beginning of period	$9.110		$8.620

Income (loss) from operations

Net investment income(2)	$0.210		$0.215
Net realized and unrealized gain (loss)	(0.853)		0.496

Total income (loss) from operations	$(0.643)		$0.711

Less distributions

From net investment income	$(0.217)		$(0.221)

Total distributions	$(0.217)		$(0.221)

Net asset value — End of period	$8.250		$9.110

Total Return(3)	(6.95	)%(7)	8.26	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,244		$22,826
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60	%(4)	0.55	%(4)
Interest and fee expense(5)	0.19	%(4)	0.22	%(4)
Total expenses before custodian fee reduction	0.79	%(4)	0.77	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.59	%(4)	0.54	%(4)
Net investment income	5.28	%(4)	4.68	%(4)
Portfolio Turnover	30	%(7)	47	%(6)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the Fund’s year ended August 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.100		$9.530	$9.850		$9.880	$9.990		$9.790

Income (loss) from operations

Net investment income(1)	$0.200		$0.409	$0.407		$0.419	$0.431		$0.462
Net realized and unrealized gain (loss)	(0.966)		(0.433)	(0.318)		(0.028)	(0.001)		0.133

Total income (loss) from operations	$(0.766)		$(0.024)	$0.089		$0.391	$0.430		$0.595

Less distributions

From net investment income	$(0.204)		$(0.406)	$(0.409)		$(0.421)	$(0.450)		$(0.485)

Total distributions	$(0.204)		$(0.406)	$(0.409)		$(0.421)	$(0.450)		$(0.485)

Net asset value — End of period	$8.130		$9.100	$9.530		$9.850	$9.880		$9.900

Total Return(2)	(8.35	)%(8)	(0.26)%	0.85%		4.09%	4.44%		6.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,857		$49,219	$49,444		$46,023	$42,088		$39,285
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(3)	0.74%	0.75	%(4)	0.73%	0.76	%(5)	0.74	%(5)
Interest and fee expense(6)	0.04	%(3)	0.09%	0.21%		0.19%	0.16	%(5)	0.08	%(5)
Total expenses before custodian fee reduction	0.83	%(3)	0.83%	0.96	%(4)	0.92%	0.92	%(5)	0.82	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.77	%(3)	0.72%	0.72	%(4)	0.70%	0.75	%(5)	0.73	%(5)
Net investment income	5.03	%(3)	4.35%	4.15%		4.30%	4.36%		4.69%
Portfolio Turnover of the Portfolio	—		—	—		—	—		20	%(7)
Portfolio Turnover of the Fund	9	%(8)	26%	20%		16%	13%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.910		$10.380	$10.730		$10.750	$10.780		$10.660

Income (loss) from operations

Net investment income(1)	$0.190		$0.369	$0.365		$0.378	$0.390		$0.429
Net realized and unrealized gain (loss)	(1.054)		(0.475)	(0.350)		(0.020)	(0.010)		0.137

Total income (loss) from operations	$(0.864)		$(0.106)	$0.015		$0.358	$0.380		$0.566

Less distributions

From net investment income	$(0.186)		$(0.364)	$(0.365)		$(0.378)	$(0.410)		$(0.446)

Total distributions	$(0.186)		$(0.364)	$(0.365)		$(0.378)	$(0.410)		$(0.446)

Net asset value — End of period	$8.860		$9.910	$10.380		$10.730	$10.750		$10.780

Total Return(2)	(8.66	)%(9)	(1.05)%	0.09%		3.43%	3.75	%(3)	5.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,431		$5,247	$6,215		$8,638	$10,346		$11,924
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(4)	1.49%	1.50	%(5)	1.48%	1.51	%(6)	1.49	%(6)
Interest and fee expense(7)	0.04	%(4)	0.09%	0.21%		0.19%	0.16	%(6)	0.08	%(6)
Total expenses before custodian fee reduction	1.58	%(4)	1.58%	1.71	%(5)	1.67%	1.67	%(6)	1.57	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.47%	1.47	%(5)	1.45%	1.50	%(6)	1.48	%(6)
Net investment income	4.29	%(4)	3.60%	3.41%		3.56%	3.63%		3.95%
Portfolio Turnover of the Portfolio	—		—	—		—	—		20	%(8)
Portfolio Turnover of the Fund	9	%(9)	26%	20%		16%	13%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.910		$10.370	$10.720		$10.580

Income (loss) from operations

Net investment income(2)	$0.190		$0.366	$0.362		$0.110
Net realized and unrealized gain (loss)	(1.054)		(0.463)	(0.347)		0.156	(3)

Total income (loss) from operations	$(0.864)		$(0.097)	$0.015		$0.266

Less distributions

From net investment income	$(0.186)		$(0.363)	$(0.365)		$(0.126)

Total distributions	$(0.186)		$(0.363)	$(0.365)		$(0.126)

Net asset value — End of period	$8.860		$9.910	$10.370		$10.720

Total Return(4)	(8.76	)%(9)	(0.95)%	0.09%		2.54	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,930		$4,078	$2,683		$559
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(5)	1.50%	1.49	%(6)	1.48	%(5)
Interest and fee expense(7)	0.04	%(5)	0.09%	0.21%		0.19	%(5)
Total expenses before custodian fee reduction	1.58	%(5)	1.59%	1.70	%(6)	1.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(5)	1.47%	1.46	%(6)	1.45	%(5)
Net investment income	4.27	%(5)	3.59%	3.40%		3.10	%(5)
Portfolio Turnover	9	%(9)	26%	20%		16	%(8)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the Fund’s year ended August 31, 2006.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.690		$9.280	$9.770		$9.790	$9.590		$9.390

Income (loss) from operations

Net investment income(1)	$0.196		$0.412	$0.403		$0.418	$0.426		$0.451
Net realized and unrealized gain (loss)	(1.051)		(0.592)	(0.485)		(0.025)	0.202		0.202

Total income (loss) from operations	$(0.855)		$(0.180)	$(0.082)		$0.393	$0.628		$0.653

Less distributions

From net investment income	$(0.205)		$(0.410)	$(0.408)		$(0.413)	$(0.428)		$(0.453)

Total distributions	$(0.205)		$(0.410)	$(0.408)		$(0.413)	$(0.428)		$(0.453)

Net asset value — End of period	$7.630		$8.690	$9.280		$9.770	$9.790		$9.590

Total Return(2)	(9.73	)%(8)	(2.00)%	(0.95)%		4.16%	6.70%		7.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$93,437		$107,673	$107,632		$89,098	$78,848		$73,924
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.81	%(3)	0.78%	0.78	%(4)	0.77%	0.80	%(5)	0.79	%(5)
Interest and fee expense(6)	0.21	%(3)	0.37%	0.57%		0.54%	0.23	%(5)	0.12	%(5)
Total expenses before custodian fee reduction	1.02	%(3)	1.15%	1.35	%(4)	1.31%	1.03	%(5)	0.91	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.79	%(3)	0.76%	0.76	%(4)	0.76%	0.79	%(5)	0.79	%(5)
Net investment income	5.28	%(3)	4.53%	4.14%		4.34%	4.41%		4.75%
Portfolio Turnover of the Portfolio	—		—	—		—	—		14	%(7)
Portfolio Turnover of the Fund	21	%(8)	26%	28%		30%	47%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.620		$10.270	$10.820		$10.830	$10.610		$10.400

Income (loss) from operations

Net investment income(1)	$0.186		$0.381	$0.367		$0.384	$0.392		$0.426
Net realized and unrealized gain (loss)	(1.162)		(0.656)	(0.547)		(0.018)	0.222		0.204

Total income (loss) from operations	$(0.976)		$(0.275)	$(0.180)		$0.366	$0.614		$0.630

Less distributions

From net investment income	$(0.194)		$(0.375)	$(0.370)		$(0.376)	$(0.394)		$(0.420)

Total distributions	$(0.194)		$(0.375)	$(0.370)		$(0.376)	$(0.394)		$(0.420)

Net asset value — End of period	$8.450		$9.620	$10.270		$10.820	$10.830		$10.610

Total Return(2)	(10.06	)%(9)	(2.73)%	(1.77)%		3.49%	6.06	%(3)	6.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,724		$14,451	$19,055		$24,411	$29,456		$32,477
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56	%(4)	1.53%	1.53	%(5)	1.52%	1.55	%(6)	1.54	%(6)
Interest and fee expense(7)	0.21	%(4)	0.37%	0.57%		0.54%	0.23	%(6)	0.12	%(6)
Total expenses before custodian fee reduction	1.77	%(4)	1.90%	2.10	%(5)	2.06%	1.78	%(6)	1.66	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(4)	1.51%	1.51	%(5)	1.51%	1.54	%(6)	1.54	%(6)
Net investment income	4.53	%(4)	3.78%	3.40%		3.61%	3.67%		4.00%
Portfolio Turnover of the Portfolio	—		—	—		—	—		14	%(8)
Portfolio Turnover of the Fund	21	%(9)	26%	28%		30%	47%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009					Period Ended
	(Unaudited)		2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.630		$10.280	$10.810		$10.660

Income (loss) from operations

Net investment income(2)	$0.185		$0.381	$0.365		$0.198
Net realized and unrealized gain (loss)	(1.161)		(0.656)	(0.525)		0.158	(3)

Total income (loss) from operations	$(0.976)		$(0.275)	$(0.160)		$0.356

Less distributions

From net investment income	$(0.194)		$(0.375)	$(0.370)		$(0.206)

Total distributions	$(0.194)		$(0.375)	$(0.370)		$(0.206)

Net asset value — End of period	$8.460		$9.630	$10.280		$10.810

Total Return(4)	(10.05	)%(9)	(2.73)%	(1.58)%		3.38	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,660		$9,451	$5,236		$548
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56	%(5)	1.53%	1.53	%(6)	1.52	%(5)
Interest and fee expense(7)	0.21	%(5)	0.37%	0.57%		0.54	%(5)
Total expenses before custodian fee reduction	1.77	%(5)	1.90%	2.10	%(6)	2.06	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54	%(5)	1.51%	1.51	%(6)	1.51	%(5)
Net investment income	4.53	%(5)	3.80%	3.40%		3.31	%(5)
Portfolio Turnover	21	%(9)	26%	28%		30	%(8)

(1)	For the period from the start of business, February 8, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the Fund’s year ended August 31, 2006.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class I
	Six Months Ended
	February 28, 2009		Period Ended
	(Unaudited)		August 31, 2008(1)

Net asset value — Beginning of period	$8.710		$8.440

Income (loss) from operations

Net investment income(2)	$0.198		$0.222
Net realized and unrealized gain (loss)	(1.044)		0.263

Total income (loss) from operations	$(0.846)		$0.485

Less distributions

From net investment income	$(0.214)		$(0.215)

Total distributions	$(0.214)		$(0.215)

Net asset value — End of period	$7.650		$8.710

Total Return(3)	(9.60	)%(7)	5.73	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,384		$1,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.61	%(4)	0.63	%(4)
Interest and fee expense(5)	0.21	%(4)	0.37	%(4)
Total expenses before custodian fee reduction	0.82	%(4)	1.00	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.60	%(4)	0.56	%(4)
Net investment income	5.44	%(4)	5.07	%(4)
Portfolio Turnover	21	%(7)	26	%(6)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the Fund’s year ended August 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-seven funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Arkansas Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, Oregon Fund and Tennessee Fund offer three classes of shares. The Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At August 31, 2008, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Alabama	$143,185	August 31, 2016
Arkansas	661,011	August 31, 2013
	126,693	August 31, 2016
Georgia	129,324	August 31, 2011
	117,457	August 31, 2012
	931,893	August 31, 2013
	536,265	August 31, 2015
	306,338	August 31, 2016
Kentucky	2,260,947	August 31, 2012
	944,485	August 31, 2013
	98,602	August 31, 2016
Louisiana	159,254	August 31, 2009
	183,393	August 31, 2010
	142,162	August 31, 2012
	197,480	August 31, 2013
	85,459	August 31, 2016
Maryland	818,358	August 31, 2013
	204,999	August 31, 2015
	4,209,063	August 31, 2016
Missouri	69,474	August 31, 2010
	135,451	August 31, 2012
	831,764	August 31, 2013
	337,671	August 31, 2016
North Carolina	106,713	August 31, 2013
	439,915	August 31, 2015
	274,170	August 31, 2016
Oregon	1,258,470	August 31, 2013
	2,145,240	August 31, 2016
South Carolina	290,746	August 31, 2013
	1,027,752	August 31, 2016
Tennessee	398,146	August 31, 2013
	238,529	August 31, 2016
Virginia	174,008	August 31, 2012
	1,185,970	August 31, 2013
	502,088	August 31, 2016

Additionally, at August 31, 2008, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had net capital losses of $438,976, $1,041,621, $1,188,556, $290,128, $467,242, $1,572,798, $967,588, $2,477,877, $5,260,039, $1,025,024 and $3,899,475, respectively, attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending August 31, 2009.

As of February 28, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2009, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

		Interest Rate
		or Range of	Collateral for
	Floating Rate	Interest Rates	Floating Rate
Fund	Notes Outstanding	(%)	Notes Outstanding

Alabama	$1,305,000	0.67	$1,613,076
Arkansas	865,000	0.60 – 2.00	1,589,771
Georgia	7,920,000	0.60 – 2.00	11,436,270
Louisiana	310,000	2.00	600,293
Maryland	3,375,000	0.89–1.02	4,075,472
Missouri	1,030,000	2.00	1,994,523
North Carolina	7,970,000	0.60 – 2.00	11,449,369
Oregon	6,900,000	0.62 – 2.00	9,777,667
South Carolina	3,350,000	0.60 – 2.00	5,656,750
Tennessee	280,000	2.00	542,200
Virginia	4,850,000	0.72 – 2.00	8,105,647

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds’ exposure under shortfall and forbearance agreements that were entered into as of February 28, 2009 was approximately $5,025,000 and $4,000,000 for North Carolina Fund and Virginia Fund, respectively.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statements of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts’ terms.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily Income
Daily Net Assets	Asset Rate	Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20%	2.00%
$40 million up to $500 million	0.30%	3.00%

On average daily net assets of $500 million or more, the rates are further reduced. For the six months ended

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

February 28, 2009, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Alabama	$80,243	0.30%
Arkansas	83,195	0.30
Georgia	137,635	0.36
Kentucky	73,586	0.29
Louisiana	46,241	0.24
Maryland	167,093	0.38
Missouri	173,611	0.37
North Carolina	172,711	0.38
Oregon	266,770	0.41
South Carolina	287,350	0.41
Tennessee	73,744	0.29
Virginia	228,782	0.40

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2009 were as follows:

	EVM’s
	Sub-Transfer	EVD’s Class A
Fund	Agent Fees	Sales Charges

Alabama	$640	$1,004
Arkansas	754	5,735
Georgia	923	2,118
Kentucky	767	1,137
Louisiana	288	1,718
Maryland	1,130	4,689
Missouri	1,244	6,640
North Carolina	1,312	2,565
Oregon	1,481	8,641
South Carolina	1,116	9,013
Tennessee	674	5,163
Virginia	1,675	3,326

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2009 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Alabama	$42,279
Arkansas	48,804
Georgia	57,770
Kentucky	43,623
Louisiana	34,683
Maryland	69,777
Missouri	82,961
North Carolina	73,611
Oregon	103,132
South Carolina	93,253
Tennessee	42,044
Virginia	90,431

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2009, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
Fund	Distribution Fees	Distribution Fees

Alabama	$27,563	$4,154
Arkansas	13,216	10,149
Georgia	25,292	25,661
Kentucky	20,029	7,654
Louisiana	11,924	1,708
Maryland	31,966	34,731
Missouri	24,450	18,604
North Carolina	21,451	28,051
Oregon	45,752	57,626
South Carolina	36,149	67,825
Tennessee	16,868	15,930
Virginia	42,877	31,568

At February 28, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Alabama	$1,165,000	$202,000
Arkansas	1,099,000	248,000
Georgia	1,659,000	565,000
Kentucky	1,166,000	186,000
Louisiana	709,000	41,000
Maryland	3,558,000	831,000
Missouri	432,000	343,000
North Carolina	1,675,000	541,000
Oregon	1,614,000	1,187,000
South Carolina	1,202,000	1,596,000
Tennessee	672,000	328,000
Virginia	972,000	649,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2009 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Alabama	$7,350	$1,108
Arkansas	3,524	2,706
Georgia	6,744	6,842
Kentucky	5,341	2,041
Louisiana	3,180	456
Maryland	8,524	9,261
Missouri	6,520	4,962
North Carolina	5,720	7,480
Oregon	12,201	15,367
South Carolina	9,639	18,087
Tennessee	4,499	4,248
Virginia	11,434	8,418

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended February 28, 2009, the Funds were informed that EVD

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

Alabama	$26,000	$2,000	$100
Arkansas	4,000	3,000	—
Georgia	—	5,000	3,000
Kentucky	—	3,000	2,000
Louisiana	—	1,000	300
Maryland	8,000	4,000	2,000
Missouri	—	3,000	1,000
North Carolina	7,000	2,000	1,000
Oregon	10,000	7,000	5,000
South Carolina	9,000	7,000	5,000
Tennessee	—	4,000	100
Virginia	400	12,000	400

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2009 were as follows:

Fund	Purchases	Sales

Alabama	$4,503,632	$13,983,533
Arkansas	2,066,065	6,748,613
Georgia	8,534,709	19,338,796
Kentucky	5,341,134	9,531,972
Louisiana	7,283,092	10,910,396
Maryland	5,143,797	13,016,388
Missouri	15,638,886	19,917,608
North Carolina	33,645,326	38,114,942
Oregon	34,168,228	51,817,036
South Carolina	46,045,890	65,190,208
Tennessee	4,574,382	9,299,035
Virginia	26,361,053	37,449,214

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	166,186	930,997
Issued to shareholders electing to receive payments of distributions in Fund shares	61,707	120,214
Redemptions	(1,095,032)	(606,351)
Exchange from Class B shares	90,699	136,161

Net increase (decrease)	(776,440)	581,021

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	14,448	37,789
Issued to shareholders electing to receive payments of distributions in Fund shares	9,330	21,153
Redemptions	(64,973)	(106,024)
Exchange to Class A shares	(82,395)	(123,764)

Net decrease	(123,590)	(170,846)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	54,664	140,614
Issued to shareholders electing to receive payments of distributions in Fund shares	908	2,698
Redemptions	(11,514)	(171,707)

Net increase (decrease)	44,058	(28,395)

	Six Months Ended
	February 28, 2009	Period Ended
Class I	(Unaudited)	August 31, 2008(1)

Sales	124,263	461,344
Issued to shareholders electing to receive payments of distributions in Fund shares	87	—
Redemptions	(185,568)	(37,636)

Net increase (decrease)	(61,218)	423,708

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Arkansas Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	438,813	1,127,584
Issued to shareholders electing to receive payments of distributions in Fund shares	103,755	161,742
Redemptions	(586,823)	(1,079,249)
Exchange from Class B shares	21,407	39,151

Net increase (decrease)	(22,848)	249,228

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	17,376	21,875
Issued to shareholders electing to receive payments of distributions in Fund shares	5,607	9,640
Redemptions	(25,838)	(91,997)
Exchange to Class A shares	(19,925)	(36,425)

Net decrease	(22,780)	(96,907)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	40,356	141,385
Issued to shareholders electing to receive payments of distributions in Fund shares	1,988	2,837
Redemptions	(12,975)	(105,011)

Net increase	29,369	39,211

Georgia Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	416,930	1,869,016
Issued to shareholders electing to receive payments of distributions in Fund shares	102,420	186,946
Redemptions	(1,184,465)	(1,831,383)
Exchange from Class B shares	86,105	73,538

Net increase (decrease)	(579,010)	298,117

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	14,689	33,674
Issued to shareholders electing to receive payments of distributions in Fund shares	9,317	20,257
Redemptions	(71,184)	(260,361)
Exchange to Class A shares	(80,523)	(68,789)

Net decrease	(127,701)	(275,219)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	160,738	503,542
Issued to shareholders electing to receive payments of distributions in Fund shares	10,782	15,838
Redemptions	(169,784)	(342,937)

Net increase	1,736	176,443

	Six Months Ended
	February 28, 2009	Period Ended
Class I	(Unaudited)	August 31, 2008(1)

Sales	368,870	525,775
Redemptions	(164,492)	(2,513)

Net increase	204,378	523,262

Kentucky Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	146,123	568,635
Issued to shareholders electing to receive payments of distributions in Fund shares	95,670	165,480
Redemptions	(658,851)	(688,154)
Exchange from Class B shares	79,145	88,435

Net increase (decrease)	(337,913)	134,396

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Kentucky Fund (continued)

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	6,342	10,900
Issued to shareholders electing to receive payments of distributions in Fund shares	8,548	17,226
Redemptions	(47,083)	(107,190)
Exchange to Class A shares	(73,293)	(81,912)

Net decrease	(105,486)	(160,976)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	42,796	122,417
Issued to shareholders electing to receive payments of distributions in Fund shares	3,298	6,764
Redemptions	(39,850)	(99,796)

Net increase	6,244	29,385

Louisiana Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	191,135	1,022,964
Issued to shareholders electing to receive payments of distributions in Fund shares	63,221	96,232
Redemptions	(704,412)	(810,465)
Exchange from Class B shares	39,641	20,706

Net increase (decrease)	(410,415)	329,437

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	2,002	22,106
Issued to shareholders electing to receive payments of distributions in Fund shares	3,129	5,646
Redemptions	(27,071)	(46,241)
Exchange to Class A shares	(37,504)	(19,579)

Net decrease	(59,444)	(38,068)

	Six Months Ended
	February 28, 2009	Period Ended
Class C	(Unaudited)	August 31, 2008(2)

Sales	71,278	24,353
Issued to shareholders electing to receive payments of distributions in Fund shares	548	324

Net increase	71,826	24,677

Maryland Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	763,239	2,817,072
Issued to shareholders electing to receive payments of distributions in Fund shares	156,629	265,854
Redemptions	(1,474,301)	(2,135,304)
Exchange from Class B shares	55,403	137,109

Net increase (decrease)	(499,030)	1,084,731

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	63,317	49,626
Issued to shareholders electing to receive payments of distributions in Fund shares	14,084	26,825
Redemptions	(134,771)	(193,578)
Exchange to Class A shares	(50,743)	(125,662)

Net decrease	(108,113)	(242,789)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	304,887	554,486
Issued to shareholders electing to receive payments of distributions in Fund shares	14,045	21,536
Redemptions	(168,130)	(248,718)

Net increase	150,802	327,304

	Six Months Ended
	February 28, 2009	Period Ended
Class I	(Unaudited)	August 31, 2008(1)

Sales	23,612	10,452
Redemptions	(1,596)	(941)

Net increase	22,016	9,511

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Missouri Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	557,145	2,105,248
Issued to shareholders electing to receive payments of distributions in Fund shares	156,536	265,329
Redemptions	(892,400)	(1,658,989)
Exchange from Class B shares	31,025	90,127

Net increase (decrease)	(147,694)	801,715

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	30,180	80,757
Issued to shareholders electing to receive payments of distributions in Fund shares	7,264	14,443
Redemptions	(24,686)	(192,279)
Exchange to Class A shares	(28,100)	(81,526)

Net decrease	(15,342)	(178,605)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	83,651	165,973
Issued to shareholders electing to receive payments of distributions in Fund shares	7,601	11,632
Redemptions	(88,343)	(57,329)

Net increase	2,909	120,276

North Carolina Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	766,145	2,034,924
Issued to shareholders electing to receive payments of distributions in Fund shares	141,184	239,219
Redemptions	(2,037,378)	(1,265,239)
Exchange from Class B shares	69,091	74,868

Net increase (decrease)	(1,060,958)	1,083,772

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	23,469	53,095
Issued to shareholders electing to receive payments of distributions in Fund shares	7,016	13,355
Redemptions	(52,653)	(168,583)
Exchange to Class A shares	(64,309)	(69,689)

Net decrease	(86,477)	(171,822)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	210,503	600,741
Issued to shareholders electing to receive payments of distributions in Fund shares	9,657	14,875
Redemptions	(139,317)	(258,554)

Net increase	80,843	357,062

	Six Months Ended
	February 28, 2009	Period Ended
Class I	(Unaudited)	August 31, 2008(1)

Sales	1,140,129	149,925
Issued to shareholders electing to receive payments of distributions in Fund shares	15	—
Redemptions	(232,857)	(42,216)

Net increase	907,287	107,709

Oregon Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	1,123,055	3,784,514
Issued to shareholders electing to receive payments of distributions in Fund shares	254,079	382,641
Redemptions	(2,306,856)	(2,036,019)
Exchange from Class B shares	113,631	221,561

Net increase (decrease)	(816,091)	2,352,697

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Oregon Fund (continued)

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	105,984	185,787
Issued to shareholders electing to receive payments of distributions in Fund shares	21,711	35,703
Redemptions	(116,916)	(193,133)
Exchange to Class A shares	(103,765)	(202,513)

Net decrease	(92,986)	(174,156)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	362,374	1,098,319
Issued to shareholders electing to receive payments of distributions in Fund shares	28,790	31,501
Redemptions	(258,865)	(182,325)

Net increase	132,299	947,495

South Carolina Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	1,797,689	3,776,202
Issued to shareholders electing to receive payments of distributions in Fund shares	205,801	331,834
Redemptions	(2,579,234)	(2,750,705)
Exchange from Class B shares	53,283	53,815

Net increase (decrease)	(522,461)	1,411,146

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	41,520	122,627
Issued to shareholders electing to receive payments of distributions in Fund shares	16,557	28,726
Redemptions	(82,591)	(344,240)
Exchange to Class A shares	(50,248)	(50,739)

Net decrease	(74,762)	(243,626)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	432,804	1,204,990
Issued to shareholders electing to receive payments of distributions in Fund shares	28,588	41,816
Redemptions	(470,532)	(410,493)

Net increase (decrease)	(9,140)	836,313

	Six Months Ended
	February 28, 2009	Period Ended
Class I	(Unaudited)	August 31, 2008(1)

Sales	672,307	2,634,294
Issued to shareholders electing to receive payments of distributions in Fund shares	240	156
Redemptions	(965,429)	(129,028)

Net increase (decrease)	(292,882)	2,505,422

Tennessee Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	349,941	853,413
Issued to shareholders electing to receive payments of distributions in Fund shares	86,057	136,063
Redemptions	(727,082)	(806,227)
Exchange from Class B shares	29,514	35,823

Net increase (decrease)	(261,570)	219,072

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	33,317	17,747
Issued to shareholders electing to receive payments of distributions in Fund shares	7,328	13,085
Redemptions	(42,877)	(67,568)
Exchange to Class A shares	(27,081)	(32,877)

Net decrease	(29,313)	(69,613)

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Tennessee Fund (continued)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	190,799	240,334
Issued to shareholders electing to receive payments of distributions in Fund shares	6,149	6,322
Redemptions	(51,897)	(93,703)

Net increase	145,051	152,953

Virginia Fund

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	955,955	3,324,355
Issued to shareholders electing to receive payments of distributions in Fund shares	202,330	341,074
Redemptions	(1,401,013)	(3,024,617)
Exchange from Class B shares	95,902	147,481

Net increase (decrease)	(146,826)	788,293

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	70,034	185,654
Issued to shareholders electing to receive payments of distributions in Fund shares	21,943	41,101
Redemptions	(238,558)	(447,099)
Exchange to Class A shares	(86,676)	(133,216)

Net decrease	(233,257)	(353,560)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	239,314	618,039
Issued to shareholders electing to receive payments of distributions in Fund shares	17,601	22,889
Redemptions	(96,481)	(168,775)

Net increase	160,434	472,153

	Six Months Ended
	February 28, 2009	Period Ended
Class I	(Unaudited)	August 31, 2008(1)

Sales	1,259,613	153,615
Redemptions	(55,594)	—

Net increase	1,204,019	153,615

(1)	Class I of the Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund commenced operations on March 3, 2008.

(2)	Class C of the Louisiana Fund commenced operations on December 4, 2007.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2009, as determined on a federal income tax basis, were as follows:

Alabama Fund

Aggregate cost	$52,385,625

Gross unrealized appreciation	$1,469,062
Gross unrealized depreciation	(4,316,003)

Net unrealized depreciation	$(2,846,941)

Arkansas Fund

Aggregate cost	$60,482,021

Gross unrealized appreciation	$1,232,412
Gross unrealized depreciation	(6,644,889)

Net unrealized depreciation	$(5,412,477)

Georgia Fund

Aggregate cost	$79,018,508

Gross unrealized appreciation	$1,731,581
Gross unrealized depreciation	(6,801,482)

Net unrealized depreciation	$(5,069,901)

Kentucky Fund

Aggregate cost	$53,140,814

Gross unrealized appreciation	$2,080,200
Gross unrealized depreciation	(4,764,771)

Net unrealized depreciation	$(2,684,571)

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Louisiana Fund

Aggregate cost	$42,008,236

Gross unrealized appreciation	$967,038
Gross unrealized depreciation	(5,433,460)

Net unrealized depreciation	$(4,466,422)

Maryland Fund

Aggregate cost	$94,681,893

Gross unrealized appreciation	$1,789,329
Gross unrealized depreciation	(12,384,222)

Net unrealized depreciation	$(10,594,893)

Missouri Fund

Aggregate cost	$99,871,096

Gross unrealized appreciation	$2,910,576
Gross unrealized depreciation	(8,382,197)

Net unrealized depreciation	$(5,471,621)

North Carolina Fund

Aggregate cost	$96,931,595

Gross unrealized appreciation	$2,724,828
Gross unrealized depreciation	(7,379,977)

Net unrealized depreciation	$(4,655,149)

Oregon Fund

Aggregate cost	$146,689,750

Gross unrealized appreciation	$1,825,977
Gross unrealized depreciation	(13,734,373)

Net unrealized depreciation	$(11,908,396)

South Carolina Fund

Aggregate cost	$154,833,392

Gross unrealized appreciation	$1,623,174
Gross unrealized depreciation	(12,764,129)

Net unrealized depreciation	$(11,140,955)

Tennessee Fund

Aggregate cost	$53,573,838

Gross unrealized appreciation	$2,163,628
Gross unrealized depreciation	(5,996,804)

Net unrealized depreciation	$(3,833,176)

Virginia Fund

Aggregate cost	$130,206,007

Gross unrealized appreciation	$3,500,611
Gross unrealized depreciation	(14,952,835)

Net unrealized depreciation	$(11,452,224)

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2009, the Louisiana Fund had a balance outstanding pursuant to this line of credit of $500,000, at an interest rate of 0.845%. The Funds’ average borrowings or allocated fees during the six months ended February 28, 2009 were not significant.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

A summary of obligations under these financial instruments at February 28, 2009 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Appreciation

Alabama	6/09	55 U.S. Treasury Bond	Short	$(7,019,182)	$(6,783,906)	$235,276

Arkansas	6/09	128 U.S. Treasury Bond	Short	$(16,211,552)	$(15,788,000)	$423,552

Georgia	6/09	185 U.S. Treasury Bond	Short	$(23,430,759)	$(22,818,594)	$612,165

Kentucky	6/09	55 U.S. Treasury Bond	Short	$(6,965,901)	$(6,783,906)	$181,995
	6/09	21 U.S. Treasury Note	Short	(2,564,754)	(2,520,656)	44,098

Louisiana	6/09	10 U.S. Treasury Bond	Short	$(1,266,528)	$(1,233,438)	$33,090
	6/09	11 U.S. Treasury Note	Short	(1,343,443)	(1,320,344)	23,099

Maryland	6/09	106 U.S. Treasury Bond	Short	$(13,527,879)	$(13,074,437)	$453,442

Missouri	6/09	93 U.S. Treasury Bond	Short	$(11,735,112)	$(11,470,969)	$264,143

Tennessee	6/09	126 U.S. Treasury Bond	Short	$(15,958,247)	$(15,541,313)	$416,934

Virginia	6/09	380 U.S. Treasury Bond	Short	$(48,128,045)	$(46,870,625)	$1,257,420

Interest Rate Swaps
Alabama Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$900,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	$(201,246)

$(201,246)

Arkansas Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$912,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(202,521)

Merrill Lynch Capital Services, Inc.	$750,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	$(167,705)

$(370,226)

Georgia Fund

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)

JPMorgan Chase Co.	$1,612,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(357,880)

Merrill Lynch Capital Services, Inc.	$3,075,000	2.721%	3-month USD-LIBOR-BBA	July 15, 2009/ July 15, 2039	$444,068

$86,188

Kentucky Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$1,150,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	$(257,147)

$(257,147)

Louisiana Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$837,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(185,876)

$(185,876)

Maryland Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,837,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(407,817)

$(407,817)

Missouri Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$2,025,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(449,430)

Merrill Lynch Capital Services, Inc.	$1,825,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	$(408,082)

$(857,512)

North Carolina Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,462,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(324,589)

$(324,589)

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Oregon Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,825,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(405,042)

					$(405,042)

South Carolina Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,100,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(244,135)

					$(244,135)

Tennessee Fund

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)

JPMorgan Chase Co.	$1,150,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(255,232)

Merrill Lynch Capital Services, Inc.	$2,300,000	2.721%	3-month USD-LIBOR-BBA	July 15, 2009/ July 15, 2039	$332,149

					$76,917

Virginia Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$2,537,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(563,175)

Merrill Lynch Capital Services, Inc.	$2,475,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	$(553,426)

					$(1,116,601)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11   Fair Value Measurements

The Funds adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Alabama Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$235,276
Level 2	Other Significant Observable Inputs	50,843,684	(201,246)
Level 3	Significant Unobservable Inputs	—	—

Total		$50,843,684	$34,030

Arkansas Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$423,552
Level 2	Other Significant Observable Inputs	55,934,544	(370,226)
Level 3	Significant Unobservable Inputs	—	—

Total		$55,934,544	$53,326

Georgia Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$612,165
Level 2	Other Significant Observable Inputs	81,868,607	86,188
Level 3	Significant Unobservable Inputs	—	—

Total		$81,868,607	$698,353

Kentucky Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$226,093
Level 2	Other Significant Observable Inputs	50,456,243	(257,147)
Level 3	Significant Unobservable Inputs	—	—

Total		$50,456,243	$(31,054)

Eaton Vance Municipals Funds as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Louisiana Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$56,189
Level 2	Other Significant Observable Inputs	37,851,814	(185,876)
Level 3	Significant Unobservable Inputs	—	—

Total		$37,851,814	$(129,687)

Maryland Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$453,442
Level 2	Other Significant Observable Inputs	87,462,000	(407,817)
Level 3	Significant Unobservable Inputs	—	—

Total		$87,462,000	$45,625

Missouri Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$264,143
Level 2	Other Significant Observable Inputs	95,429,475	(857,512)
Level 3	Significant Unobservable Inputs	—	—

Total		$95,429,475	$(593,369)

North Carolina Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	100,246,446	(324,589)
Level 3	Significant Unobservable Inputs	—	—

Total		$100,246,446	$(324,589)

Oregon Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	141,681,354	(405,042)
Level 3	Significant Unobservable Inputs	—	—

Total		$141,681,354	$(405,042)

South Carolina Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	147,042,437	(244,135)
Level 3	Significant Unobservable Inputs	—	—

Total		$147,042,437	$(244,135)

Tennessee Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$416,934
Level 2	Other Significant Observable Inputs	50,020,662	76,917
Level 3	Significant Unobservable Inputs	—	—

Total		$50,020,662	$493,851

Virginia Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$1,257,420
Level 2	Other Significant Observable Inputs	123,603,783	(1,116,601)
Level 3	Significant Unobservable Inputs	—	—

Total		$123,603,783	$140,819

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

12   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

Eaton Vance Municipals Funds

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Alabama Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	5,248,841	44,513
Thomas E. Faust Jr.	5,248,841	44,513
Allen R. Freedman	5,243,155	50,199
William H. Park	5,248,841	44,513
Ronald A. Pearlman	5,240,032	53,321
Helen Frame Peters	5,248,841	44,513
Heidi L. Steiger	5,248,841	44,513
Lynn A. Stout	5,248,841	44,513
Ralph F. Verni	5,245,718	47,635

Eaton Vance Arkansas Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	4,599,106	98,572
Thomas E. Faust Jr.	4,599,106	98,572
Allen R. Freedman	4,599,106	98,572
William H. Park	4,629,737	67,942
Ronald A. Pearlman	4,599,106	98,572
Helen Frame Peters	4,597,594	100,084
Heidi L. Steiger	4,597,594	100,084
Lynn A. Stout	4,597,594	100,084
Ralph F. Verni	4,629,737	67,942

Eaton Vance Georgia Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	8,330,353	149,049
Thomas E. Faust Jr.	8,330,353	149,049
Allen R. Freedman	8,315,723	163,680
William H. Park	8,330,353	149,049
Ronald A. Pearlman	8,325,911	153,491
Helen Frame Peters	8,306,856	172,546
Heidi L. Steiger	8,311,298	168,104
Lynn A. Stout	8,306,856	172,546
Ralph F. Verni	8,325,929	153,473

Eaton Vance Municipals Funds

SPECIAL MEETING OF SHAREHOLDERS (Unaudited) CONT’D

Eaton Vance Kentucky Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	5,556,362	25,188
Thomas E. Faust Jr.	5,556,362	25,188
Allen R. Freedman	5,553,585	27,965
William H. Park	5,556,865	24,684
Ronald A. Pearlman	5,554,086	27,464
Helen Frame Peters	5,556,865	24,684
Heidi L. Steiger	5,556,364	25,185
Lynn A. Stout	5,556,865	24,684
Ralph F. Verni	5,553,582	27,967

Eaton Vance Louisiana Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	3,987,851	1,110
Thomas E. Faust Jr.	3,987,851	1,110
Allen R. Freedman	3,987,851	1,110
William H. Park	3,987,851	1,110
Ronald A. Pearlman	3,987,851	1,110
Helen Frame Peters	3,987,851	1,110
Heidi L. Steiger	3,987,851	1,110
Lynn A. Stout	3,987,851	1,110
Ralph F. Verni	3,987,851	1,110

Eaton Vance Maryland Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	9,399,214	114,263
Thomas E. Faust Jr.	9,399,214	114,263
Allen R. Freedman	9,399,214	114,263
William H. Park	9,399,214	114,263
Ronald A. Pearlman	9,399,214	114,263
Helen Frame Peters	9,389,935	123,542
Heidi L. Steiger	9,389,935	123,542
Lynn A. Stout	9,389,935	123,542
Ralph F. Verni	9,399,214	114,263

Eaton Vance Municipals Funds

SPECIAL MEETING OF SHAREHOLDERS (Unaudited) CONT’D

Eaton Vance Missouri Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	7,897,736	92,064
Thomas E. Faust Jr.	7,897,736	92,064
Allen R. Freedman	7,891,141	98,659
William H. Park	7,897,736	92,064
Ronald A. Pearlman	7,897,736	92,064
Helen Frame Peters	7,891,141	98,659
Heidi L. Steiger	7,891,141	98,659
Lynn A. Stout	7,897,736	92,064
Ralph F. Verni	7,897,736	92,064

Eaton Vance North Carolina Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	9,462,332	73,650
Thomas E. Faust Jr.	9,462,332	73,650
Allen R. Freedman	9,462,332	73,650
William H. Park	9,462,332	73,650
Ronald A. Pearlman	9,459,060	76,922
Helen Frame Peters	9,462,332	73,650
Heidi L. Steiger	9,462,332	73,650
Lynn A. Stout	9,462,332	73,650
Ralph F. Verni	9,462,332	73,650

Eaton Vance Oregon Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	13,957,401	207,034
Thomas E. Faust Jr.	13,957,401	207,034
Allen R. Freedman	13,957,401	207,034
William H. Park	13,957,401	207,034
Ronald A. Pearlman	13,953,837	210,598
Helen Frame Peters	13,957,401	207,034
Heidi L. Steiger	13,957,041	207,034
Lynn A. Stout	13,957,401	207,034
Ralph F. Verni	13,957,401	207,034

Eaton Vance Municipals Funds

SPECIAL MEETING OF SHAREHOLDERS (Unaudited) CONT’D

Eaton Vance South Carolina Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	15,194,814	225,616
Thomas E. Faust Jr.	15,196,863	223,567
Allen R. Freedman	15,195,766	224,664
William H. Park	15,196,863	223,567
Ronald A. Pearlman	15,194,814	225,616
Helen Frame Peters	15,171,969	248,460
Heidi L. Steiger	15,196,863	223,567
Lynn A. Stout	15,194,814	225,616
Ralph F. Verni	15,196,863	223,567

Eaton Vance Tennessee Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	5,269,268	108,823
Thomas E. Faust Jr.	5,275,514	102,578
Allen R. Freedman	5,265,356	112,736
William H. Park	5,275,514	102,578
Ronald A. Pearlman	5,265,356	112,736
Helen Frame Peters	5,273,021	105,071
Heidi L. Steiger	5,270,524	107,568
Lynn A. Stout	5,275,514	102,578
Ralph F. Verni	5,265,356	112,736

Eaton Vance Virginia Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	12,341,892	164,251
Thomas E. Faust Jr.	12,345,149	160,994
Allen R. Freedman	12,347,929	158,214
William H. Park	12,345,149	160,994
Ronald A. Pearlman	12,345,450	160,693
Helen Frame Peters	12,345,043	161,100
Heidi L. Steiger	12,351,186	154,957
Lynn A. Stout	12,345,149	160,994
Ralph F. Verni	12,376,292	129,851

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Alabama Municipals Fund
•	Eaton Vance Arkansas Municipals Fund
•	Eaton Vance Georgia Municipals Fund
•	Eaton Vance Kentucky Municipals Fund
•	Eaton Vance Louisiana Municipals Fund
•	Eaton Vance Maryland Municipals Fund
•	Eaton Vance Missouri Municipals Fund
•	Eaton Vance North Carolina Municipals Fund
•	Eaton Vance Oregon Municipals Fund
•	Eaton Vance South Carolina Municipals Fund
•	Eaton Vance Tennessee Municipals Fund
•	Eaton Vance Virginia Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for each Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and each Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

OFFICERS AND TRUSTEES

Eaton Vance Municipals Trust

Officers
Robert B. MacIntosh
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Cynthia J. Clemson
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Funds
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-262-1122.

445-4/09	12MUNISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	April 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 13, 2009

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh President

Date:	April 13, 2009